THE USALLIANZ REWARDS(R) VARIABLE ANNUITY CONTRACT

                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


This prospectus describes a bonus variable deferred annuity contract issued by Allianz Life Insurance Company of North America (Allianz Life).

The annuity offers the Investment Options listed below, and a Fixed Account of Allianz Life. You can select up to 10 investment choices (which include any of the Investment Options and the Fixed Account). The Fixed Account may not be available in your state.


AIM
USAZ AIM Basic Value Fund
USAZ AIM Blue Chip Fund
USAZ AIM Dent Demographic Trends Fund
USAZ AIM International Equity Fund

ALLIANCE CAPITAL
USAZ Alliance Capital Growth and Income Fund
USAZ Alliance Capital Large Cap Growth Fund
USAZ Alliance Capital Technology Fund

DAVIS
Davis VA Financial Portfolio
Davis VA Value Portfolio

DREYFUS
Dreyfus Small Cap Stock Index Fund
Dreyfus Stock Index Fund

FRANKLIN TEMPLETON
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small Cap Fund
Franklin Small Cap Value  Securities  Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2005
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund
USAZ Templeton Developed Markets Fund

JENNISON
Jennison 20/20 Focus Portfolio
SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

OPPENHEIMER
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Growth & Income Fund/VA
USAZ Oppenheimer Emerging Growth Fund

PIMCO
PIMCO VIT High Yield Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Portfolio
USAZ PIMCO Growth and Income Fund
USAZ PIMCO Renaissance Fund
USAZ PIMCO Value Fund

SELIGMAN
Seligman Small-Cap Value Portfolio

USAZ
USAZ Money Market Fund

VAN KAMPEN
USAZ Van Kampen Aggressive Growth Fund
USAZ Van Kampen Comstock Fund
USAZ Van Kampen Emerging Growth Fund
USAZ Van Kampen Growth and Income Fund
USAZ Van Kampen Growth Fund



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Expenses for a bonus Contract may be higher than expenses for a Contract without a bonus. The amount of the bonus credit may be more than offset by any additional fees and/or charges associated with the bonus.

Please read this prospectus before investing and keep it for future reference. It contains important information about the variable annuity contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated September 27, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 45 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 5701 Golden Hills Drive, Minneapolis, Minnesota 55416-1297.


The Variable Annuity Contracts involve certain risks, and you may lose money. The Contracts:

o   are not bank deposits

o   are not federally insured

o   are not endorsed by any bank or government agency

o   are not guaranteed and may be subject to loss of principal

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: September 27, 2002

TABLE OF CONTENTS
--------------------------------------------------------------------------------




Index of Terms                                                  4

Summary                                                         5

Fee Table                                                       8

1.THE VARIABLE ANNUITY CONTRACT                                18
     Ownership                                                 18
         Contract Owner                                        18
         Joint Owner                                           18
         Annuitant                                             18
         Beneficiary                                           19
         Assignment                                            19

2. ANNUITY PAYMENTS (THE PAYOUT PHASE)                         19
     Income Date                                               19
     Annuity Payments                                          19
     Annuity Options                                           19
     Enhanced Guaranteed Minimum Income Benefit
     (Enhanced GMIB)                                           21

3. PURCHASE                                                    22
     Purchase Payments                                         22
     Bonus                                                     23
     Automatic Investment Plan                                 23
     Allocation of Purchase Payments                           24
     Tax-Free Section 1035 Exchanges                           24
     Faxed Applications                                        24
     Free Look                                                 24
     Rewards Value and Contract Value                          25
     Accumulation Units                                        25

4. INVESTMENT OPTIONS                                          25
     Substitution and Limitation on
     Further Investments                                       31
     Transfers                                                 31
         Telephone Transfers                                   31
     Dollar Cost Averaging Program                             32
     Flexible Rebalancing                                      32
     Financial Advisers -
         Asset Allocation Programs                             32
     Voting Privileges                                         33
     Substitution                                              33

5. EXPENSES                                                    33
     Insurance Charges                                         33
         Mortality and Expense Risk Charge                     33
         Administrative Charge                                 34
     Contract Maintenance Charge                               34
     Contingent Deferred Sales Charge                          34
         Partial Surrender Privilege                           35
         Waiver of Contingent Deferred
           Sales Charge Benefits                               35
         Reduction or Elimination of the
           Contingent Deferred Sales Charge                    35
     Commutation Fee                                           35
     Transfer Fee                                              35
     Premium Taxes                                             36
     Income Taxes                                              36
     Investment Option Expenses                                36

6. TAXES                                                       36
    Annuity Contracts in General                               36
    Qualified and Non-Qualified Contracts                      36
    Multiple Contracts                                         37
    Partial 1035 Exchanges                                     37
    Surrenders-- Non-Qualified Contracts                       37
    Surrenders-- Qualified Contracts                           37
    Surrenders-- Tax-Sheltered Annuities                       38
    Death Benefits                                             38
    Diversification                                            39

7. ACCESS TO YOUR MONEY                                        39
    Systematic Withdrawal Program                              40
    Minimum Distribution Program                               40
    Suspension of Payments or Transfers                        40

8. PERFORMANCE AND ILLUSTRATIONS                               40

9. DEATH BENEFIT                                               42
    Upon Your Death                                            42
    Death Benefit Amount During the
         Accumulation Phase                                    42
    Death of Annuitant                                         44

10. OTHER INFORMATION                                          44
    Allianz Life                                               44
    The Separate Account                                       44
    Distribution                                               44
    Additional Credits for Certain Groups                      45
    Administration                                             45
    Financial Statements                                       45

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                         45

PRIVACY NOTICE                                                 46

APPENDIX A - EXAMPLES                                          49

APPENDIX  B - CONDENSED FINANCIAL
INFORMATION                                                    45

INDEX OF TERMS
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms used, which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.




                                                  Page                                                                        Page


Accumulation Phase.............................   18                            Fixed Account.............................    18

Accumulation Unit..............................   25                            Income Date...............................    19

Annuitant......................................   18                            Investment Option.........................    25

Annuity Options................................   19                            Joint Owner...............................    18

Annuity Payments...............................   19                            Non-Qualified.............................    36

Annuity Unit...................................   21                            Payout Phase..............................    19

Beneficiary....................................   19                            Purchase Payment..........................    18

Contract.......................................   18                            Qualified.................................    36

Contract Owner.................................   18                            Rewards Value.............................    25

Contract Value.................................   25                            Tax Deferral..............................    36


SUMMARY
--------------------------------------------------------------------------------


The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.


THE VARIABLE ANNUITY CONTRACT: The annuity Contract offered by Allianz Life provides a means for investing on a tax-deferred basis in the Investment Options and the Allianz Life Fixed Account. The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides a Guaranteed Minimum Death Benefit (Traditional GMDB). You can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both. These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase). THE ENHANCED GMIB AND ENHANCED GMDB MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.


You can purchase the Contract as a Non-Qualified Contract. You may also purchase the Contract as a Qualified Contract of a plan or type that is currently issued by the company with monies deemed qualified as determined by the Internal Revenue Code. This would include but may not be limited to Roth and Traditional Individual Retirement Accounts (IRA) and Simplified Employee Pension (SEP) contracts.

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in this prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs.

We currently do not permit Contract owners to borrow money from us using the Contract as security for the loan.

Some Contract features may not be available in all states.


ANNUITY PAYMENTS: If you want to receive regular income from your annuity (at least 3 years after we issue the Contract), you can choose an Annuity Option. Under most Annuity Options, you can choose whether to have payments come from our general account, the available Investment Options or both. If you choose to have any part of your payments come from the Investment Options, the dollar amount of your payments may go up or down based on the performance of the Investment Options. This product offers guaranteed income protection through the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB). To receive the Enhanced GMIB annuity income benefit:

1. Your Income Date must be within 30 days following a Contract anniversary beginning with the tenth Contract Anniversary;

2. You must elect to receive payments from Allianz Life's general account (fixed annuity payments), and;

3. If you select Annuity Option 6 which provides for a period certain, the period must be for at least 10 years.


PURCHASE: You can buy the Contract with $15,000 or more. You can add $250 or more (or $100 if you select our automatic investment plan) any time you like during the Accumulation Phase. In some states, the addition of premium may be restricted to the first contract year. See Section 3 - "Purchase - Allocation of Purchase Payments."

BONUS: For all Purchase Payments you make prior to your 81st birthday, Allianz Life will credit your Contract with a bonus at the time of contribution to the Contract. The amount of the bonus will be based on the total amount of Purchase Payments you have made at the time of the contribution, less any surrenders you have made (and assessed contingent deferred sales charges). Bonus amounts are available for surrender, annuitization or payment of a death benefit only when the bonus becomes vested (which varies depending upon how long Allianz Life has had your Purchase Payment).

Contract charges are deducted from the total value of your Contract. Therefore, when we credit your Contract with a bonus, your Contract incurs expenses on the total Rewards Value, which includes the vested and unvested portions of the bonus. When you cancel your Contract during the Free Look period, or if you make a surrender, annuitize or when a death benefit is payable in the first 3 years from any Purchase Payment date, you will forfeit all or some of your bonus. Since charges will have been assessed against the higher amount (Purchase Payment plus bonus), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. You may alleviate this risk by allocating the bonus amounts to the USAZ Money Market Fund. We expect to profit from certain charges assessed under the Contract (i.e., the contingent deferred sales charge and the mortality and expense risk charge) associated with the bonus.

INVESTMENT OPTIONS: You can put your money in the Investment Options and/or you can invest in the Allianz Life Fixed Account. The investment returns on the Investment Options are not guaranteed. You can lose money. You can make transfers between Investment Options.

EXPENSES: The contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $40 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the Rewards Value of your Contract is at least $75,000.


Allianz Life deducts a mortality and expense risk charge which varies depending upon the death and income benefits you choose as shown below. Allianz Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in an Investment Option. The tables that follow show the combinations available to you and their total insurance charges. The total insurance charges are calculated as a percentage of the average daily value of the Contract Value invested in the Investment Options.

If you purchase the Contract prior to September 27, 2002 or if the new Enhanced GMDB (listed below) is not available in your state:


                                M&E ADMIN. TOTAL
                              CHARGE CHARGE CHARGE
Traditional GMDB                         1.50%          .15%         1.65%
Enhanced GMDB (pre 9/27/02)*             1.70%          .15%         1.85%

*This option will not be available once the new Enhanced GMDB (listed below) is available in your state.

If you purchase the Contract or elect the Enhanced GMIB and/or new Enhanced GMDB on or after September 27, 2002, and if available in your state:

                                  CHARGES FOR CONTRACT                          CHARGES FOR CONTRACT
                                  WITHOUT ENHANCED GMIB                          WITH ENHANCED GMIB
                         --------------------------------------        ----------------------------------------
                           M & E          ADMIN.         TOTAL            M&E           ADMIN            TOTAL
                          CHARGE          CHARGE        CHARGE          CHARGE         CHARGE           CHARGE
Traditional GMDB           1.50%           .15%          1.65%           1.80%          .15%             1.95%
new Enhanced GMDB          1.80%           .15%          1.95%           2.00%          .15%             2.15%


Each Investment Option deducts portfolio management fees and expenses from the amounts you have invested in the Investment Options. Some Investment Options also deduct 12b-1 fees from Investment Option assets. For 2001 these expenses and fees ranged on an annual basis, from 0.57% to 1.82% of the average daily value of the Investment Option after reimbursement.

We will pay sales commissions to broker/dealers who sell the Contracts. For a discussion of these arrangements, see "Distribution."

You can make 12 free transfers each year. After that, Allianz Life deducts a $25 transfer fee for each additional transfer.

Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (e.g., municipalities). Premium taxes typically range from 0% to 3% of the Purchase Payment or Contract Value, depending on the state or governmental entity. Allianz Life, when applicable, currently withholds premium tax charges when you die, when annuity payments begin, or when you make a complete withdrawal, whichever comes first. Allianz Life reserves the right to change this practice in the future.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 8.5% in the first year and declines to 0% after 10 complete years.

ACCESS TO YOUR MONEY: You can take money out of your Contract during the Accumulation Phase. Surrenders during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out. Under certain circumstances, you can also take money out during the Payout Phase if you select Annuity Option 2, 4 or 6. Money you take out during the Payout Phase under Annuity Option 2 or 4 is subject to a commutation fee. Limits on withdrawals may apply to certain Qualified Contracts.

TAXES: Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, for tax purposes earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be subject to a 10% federal tax penalty on the earnings withdrawn. Other tax rules and limitations may apply to Qualified Contracts.


DEATH BENEFIT: If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit. The amount of the death benefit depends on whether you select the Traditional GMDB or the Enhanced GMDB.


FREE-LOOK: You can cancel the contract within 10 days after receiving it (or whatever period is required in your state). Allianz Life will refund the Contract Value on the day it receives your request to cancel the Contract. This may be more or less than your original payment. In certain states, or if you have purchased the Contract as an individual retirement annuity, Allianz Life will refund the Purchase Payment.

PRIVACY POLICY: WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE AND ITS AFFILIATED COMPANIES IS PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO SAFEGUARD THAT INFORMATION. SEE "PRIVACY NOTICE."

INQUIRIES: If you have any questions about your Contract or need more information, please contact us at:


         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-0031
         (800) 624-0197

FEE TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Investment Options. Taxes, including premium tax charges, also may apply, although they do not appear in the table.



CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of purchase payments)

                           NUMBER OF COMPLETE YEARS
                      SINCE RECEIPT OF PURCHASE PAYMENT         CHARGE
                      ---------------------------------         ------
                                     0-1                         8.5%
                                     1-2                         8.5%
                                     2-3                         8.5%
                                     3-4                         8.5%
                                     4-5                         8.0%
                                     5-6                         7.0%
                                     6-7                         6.0%
                                     7-8                         5.0%
                                     8-9                         4.0%
                                     9-10                        3.0%
                                  10 or more                     0.0%

Commutation Fee
(as a percentage of amount liquidated under Annuity Option 2 or 4)

                                 YEARS SINCE
                                  INCOME DATE                   CHARGE
                                  -----------                   ------
                                     0-1                          7%
                                     1-2                          6%
                                     2-3                          5%
                                     3-4                          4%
                                     4-5                          3%
                                     5-6                          2%
                                    over 6                        1%

Transfer Fee ..........................................First 12 transfers in a Contract year are currently free.
                                                       Thereafter, the fee is $25. Dollar Cost Averaging
                                                       transfers and Flexible Rebalancing transfers are not
                                                       currently counted.

CONTRACT MAINTENANCE CHARGE**........                  $40 per Contract per year.

SEPARATE ACCOUNT ANNUAL EXPENSES***
(as a percentage of average daily account value)







If you purchase the Contract prior to September 27, 2002 or if the new Enhanced GMDB (listed below) is not available in your state:


                                M&E ADMIN. TOTAL
                              CHARGE CHARGE CHARGE
Traditional GMDB                         1.50%          .15%         1.65%
Enhanced GMDB (pre 9/27/02)****          1.70%          .15%         1.85%



If you purchase the Contract or elect the Enhanced GMIB and/or new Enhanced GMDB on or after September 27, 2002, and if available in your state:

                                  CHARGES FOR CONTRACT                          CHARGES FOR CONTRACT
                                  WITHOUT ENHANCED GMIB                          WITH ENHANCED GMIB
                         --------------------------------------        ----------------------------------------
                           M & E          ADMIN.         TOTAL            M&E           ADMIN            TOTAL
                          CHARGE          CHARGE        CHARGE          CHARGE         CHARGE           CHARGE
Traditional GMDB           1.50%           .15%          1.65%           1.80%          .15%             1.95%
new Enhanced GMDB          1.80%           .15%          1.95%           2.00%          .15%             2.15%

* You may make partial surrenders of up to a total of 10% of Purchase Payments. (less any previous surrenders you make in the current Contract year which are not subject to a contingent deferred sales charge), and no contingent deferred sales charge will be assessed. This Partial Surrender Privilege is non-cumulative, which means if you do not use your 10% free privilege in a given year, it does not carry over to the next year. See "Access to Your Money" for additional information.

** The charge is waived if the Rewards Value of your Contract is at least $75,000. If you own more than one Contract offered under this Prospectus (registered with the same social security number), we will determine the total Rewards Value of all your Contracts. If the total Rewards Value of all your Contracts is at least $75,000, the charge is waived on all your Contracts (except in Texas).

*** The Enhanced GMIB and Enhanced GMDB may not be available in all states. **** This option will not be available once the new Enhanced GMDB is available in your state.

INVESTMENT OPTION ANNUAL EXPENSES NET OF WAIVERS/REIMBURSEMENTS
--------------------------------------------------------------------------------


(as a percentage of an Investment Option's average daily net assets for the most
recent  fiscal  year.)  See  the  Investment   Option   prospectuses   for  more
information.*



                                                  MANAGEMENT           12B-1               OTHER        TOTAL INVESTMENT
INVESTMENT OPTION                                    FEES              FEES**            EXPENSES        OPTION EXPENSES
-------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund1                             .75%            .25%                .10%               1.10%
USAZ AIM Blue Chip Fund1                               .80%            .25%                .10%               1.15%
USAZ AIM Dent Demographic Trends Fund1                 .85%            .25%                .10%               1.20%
USAZ AIM International Equity Fund1                    .90%            .25%                .10%               1.25%
USAZ Alliance Capital Growth and Income Fund1          .85%            .25%                 --                1.10%
USAZ Alliance Capital Large Cap Growth Fund1           .85%            .25%                 --                1.10%
USAZ Alliance Capital Technology Fund1                1.00%            .25%                 --                1.25%
Davis VA Financial Portfolio2                          .75%             --                 .25%               1.00%
Davis VA Value Portfolio                               .75%             --                 .12%                .87%
Dreyfus Small Cap Stock Index Fund - Service Shares1   .35%            .25%                 --                 .60%
Dreyfus Stock Index Fund - Service Shares              .25%            .25%                .07%                .57%
Franklin Global Communications Securities Fund
 - Class 23/4                                          .52%            .25%                .03%                .80%
Franklin Growth and Income Securities Fund - Class 23/4.48%            .25%                .03%                .76%
Franklin High Income Fund - Class 23/4                 .57%            .25%                .05%                .87%
Franklin Income Securities Fund - Class 23/4           .49%            .25%                .04%                .78%
Franklin Large Cap Growth Securities Fund - Class 23/4 .75%            .25%                .03%               1.03%
Franklin Real Estate Fund - Class 23/4                 .56%            .25%                .03%                .84%
Franklin Rising Dividends Securities Fund - Class 23/4/5.74%           .25%                .02%               1.01%
Franklin Small Cap Fund - Class 23/5                   .45%            .25%                .31%               1.01%
Franklin Small Cap Value Securities Fund - Class 23/5  .57%            .25%                .20%               1.02%
Franklin U.S. Government Fund - Class 23/4             .51%            .25%                .02%                .78%
Franklin Zero Coupon Fund 2005 - Class 14              .63%             --                 .05%                .68%
Franklin Zero Coupon Fund 2010 - Class 14              .63%             --                 .05%                .68%
Mutual Discovery Securities Fund - Class 23            .80%            .25%                .22%               1.27%
Mutual Shares Securities Fund - Class 23               .60%            .25%                .19%               1.04%
Templeton Developing Markets Securities Fund - Class 231.25%           .25%                .32%               1.82%
Templeton Foreign Securities Fund - Class 23/5         .68%            .25%                .22%               1.15%
Templeton Growth Securities Fund - Class 23/4          .80%            .25%                .05%               1.10%
USAZ Templeton Developed Markets Fund1                 .88%            .25%                .12%               1.25%
Jennison 20/20 Focus Portfolio - Class 21              .75%            .25%                .33%               1.33%
SP Jennison International Growth Portfolio - Class 26  .85%            .25%                .54%               1.64%
SP Strategic Partners Focused Growth Portfolio - Class 26 .90%         .25%                .26%               1.41%
Oppenheimer Global Securities Fund/VA                  .64%             --                 .06%                .70%
Oppenheimer High Income Fund/VA                        .74%             --                 .05%                .79%
Oppenheimer Main Street Growth & Income Fund/VA        .68%             --                 .05%                .73%
USAZ Oppenheimer Emerging Growth Fund1                 .85%            .25%                .15%               1.25%
PIMCO VIT High Yield Portfolio - Admin. Class7         .25%             --                 .50%                .75%
PIMCO VIT StocksPLUS Growth and  Income Portfolio
 - Admin. Class 7                                      .40%             --                 .27%                .67%
PIMCO VIT Total Return Portfolio- Admin. Class 7       .25%             --                 .40%                .65%
USAZ PIMCO Growth and Income Fund1                     .75%            .25%                .10%               1.10%
USAZ PIMCO Renaissance Fund1                           .75%            .25%                .10%               1.10%
USAZ PIMCO Value Fund1                                 .75%            .25%                .10%               1.10%
Seligman Small-Cap Value Portfolio - Class 18         1.00%             --                 .19%               1.19%
USAZ Money Market Fund1                                .35%            .25%                .30%                .90%
USAZ  Van Kampen Aggressive Growth Fund1               .80%            .25%                .20%               1.25%
USAZ Van Kampen Comstock Fund1                         .68%            .25%                .27%               1.20%
USAZ Van Kampen Emerging Growth Fund1                  .75%            .25%              .10%                 1.10%
USAZ Van Kampen Growth and Income Fund1                .68%            .25%                .17%               1.10%
USAZ Van Kampen Growth Fund1                           .75%            .25%                .20%               1.20%

*The fee and expense information regarding the Investment Options was provided by the investment advisers, and Allianz Life has not independently verified such information. Some of the Investment Options may pay service fees, which vary by Investment Option. Except for the USAZ Funds and the PIMCO VIT Investment Options, neither the Investment Options nor their Advisers are affiliated with Allianz Life.

**The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC will receive 12b-1 fees.

1. The USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Dreyfus Small Cap Stock Index Fund, Jennison 20/20 Focus Portfolio and the USAZ Oppenheimer Emerging Growth Fund commenced operations as of May 1, 2002. The expenses shown above for these Investment Options are therefore estimated for the Investment Option's current fiscal year. Certain USAZ Fund expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each Investment Option which is reflected in the total expense amount listed in the table above. Without reimbursement, total Investment Option expenses would be estimated as follows: USAZ Alliance Capital Growth and Income Fund, 3.28%, USAZ Alliance Capital Large Cap Growth Fund, 3.36%, USAZ Alliance Capital Technology Fund, 3.19%, USAZ Templeton Developed Markets Fund, 3.56%, USAZ PIMCO Growth and Income Fund, 3.70%, USAZ PIMCO Renaissance Fund, 2.96%, USAZ PIMCO Value Fund, 3.43%, USAZ Money Market Fund, 1.21%, USAZ Van Kampen Aggressive Growth Fund, 7.59%, USAZ Van Kampen Comstock Fund, 3.01%, USAZ Van Kampen Emerging Growth Fund, 3.81%, USAZ Van Kampen Growth and Income Fund, 2.71%, and the USAZ Van Kampen Growth Fund, 4.46%.

2. Without reimbursement, other expenses and total operating expenses would have been 0.29% and 1.04%, respectively for the Davis VA Financial Portfolio.

3. For the Investment Options of Franklin Templeton Variable Insurance Products Trust, Class 2 shares have a distribution plan which is referred to as a rule 12b-1 plan. See "Fund Account Policies" in the Franklin Templeton Variable Insurance Products Trust prospectus for more information about the rule 12b-1 plan.

4. The Investment Option administration fee is paid indirectly through the management fee.

5. For the Franklin Rising Dividends, Franklin Small Cap, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.01%, 0.08%, 0.03% and 0.01%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund. The managers are required by the Investment Options' Board of Trustees and an order of the Securities and Exchange Commission to reduce their fees if the Investment Options invest in a Franklin Templeton money fund. Without these reductions, the total annual Investment Options' operating expenses are estimated to be 1.02%, 1.09%, 1.05% and 1.16%, respectively.

6. Without reimbursement, total operating expenses would have been 2.26% and 3.01%, respectively for the SP Jennison International Growth and SP Strategic Partners Focused Growth Portfolios. These reimbursements are voluntary and may be terminated at any time.

     7. "Other Expenses" without reimbursement reflect a 0.35% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' Fees for the PIMCO VIT High Yield Portfolio; a 0.10% administrative fee, a 0.15%service fee and 0.02% interest expense for the PIMCO VIT StocksPLUS Growth and Income Portfolio; and a 0.25% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO VIT Total Return Portfolio. PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO VIT High Yield, StocksPLUS Growth and Income and Total Return Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76%, 0.67% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the StocksPLUS Growth and Income Portfolio.

     8. Effective March 1, 2001, J & W. Seligman & Co. Incorporated ("Seligman") voluntarily agreed to reimburse expenses of Seligman Small-Cap Value Portfolio, other than management and 12b-1 fees, that exceed 0.20%. Prior to that date, Seligman reimbursed all expenses, other than management and 12b-1 fees. Without reimbursement, other expenses and total Investment Option expenses would have been 0.22% and 1.22%, respectively. There is no assurance that Seligman will continue this policy in the future.







EXAMPLES
--------------------------------------------------------------------------------


o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. These examples assume that the applicable fee waivers and expense reimbursements provided by some of the Investment Options will continue for the periods shown.

o The $40 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o Premium taxes are not reflected in the tables. Premium taxes may apply.

o For additional information, see "Expenses."

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period for Contracts with:

               (a) the Traditional GMDB (with the lowest total Separate Account charges of 1.65%)

               (b)  the new Enhanced  GMDB (on or after  September 27, 2002) and
                    Enhanced GMIB (with the highest total Separate Account charges of 2.15%)

INVESTMENT OPTION                                1 YEAR            3 YEARS          5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                        (a)$114          (a)$173           (a)$230          (a)$348
                                                 (b) 119          (b) 188           (b) 255          (b) 395
-------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund                          (a) 114          (a) 175           (a) 233          (a) 353
                                                 (b) 119          (b) 190           (b) 257          (b) 399
-------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund            (a) 115          (a) 176           (a) 235          (a) 358
                                                 (b) 120          (b) 191           (b) 260          (b) 404
-------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund               (a) 115          (a) 178           (a) 238          (a) 362
                                                 (b) 120          (b) 192           (b) 262          (b) 408
-------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and Income Fund     (a) 114          (a) 173           (a) 230          (a) 348
                                                 (b) 119          (b) 188           (b) 255          (b) 395
-------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Large Cap Growth Fund      (a) 114          (a) 173           (a) 230          (a) 348
                                                 (b) 119          (b) 188           (b) 255          (b) 395
-------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Technology Fund            (a) 115          (a) 178           (a) 238          (a) 362
                                                 (b) 120          (b) 192           (b) 262          (b) 408
-------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                     (a) 113          (a) 170           (a) 226          (a) 338
                                                 (b) 118          (b) 185           (b) 250          (b) 286
-------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                         (a) 112          (a) 166           (a) 219          (a) 326
                                                 (b) 116          (b) 181           (b) 244          (b) 374
-------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index Fund               (a) 109          (a) 158           (a) 205          (a) 298
                                                 (b) 114          (b) 173           (b) 230          (b) 348
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                         (a) 109          (a) 157           (a) 204          (a) 295
                                                 (b) 114          (b) 172           (b) 229          (b) 345
-------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund   (a) 111          (a) 164           (a) 216          (a) 319
                                                 (b) 116          (b) 179           (b) 240          (b) 367
-------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund       (a) 110          (a) 163           (a) 214          (a) 315
                                                 (b) 115          (b) 178           (b) 238          (b) 363
-------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund                        (a) 112          (a) 166           (a)219           (a) 326
                                                 (b) 116          (b) 181           (b) 244          (b) 374
-------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  (a) 111          (a) 164           (a) 215          (a) 317
                                                 (b) 116          (b) 179           (b) 239          (b) 365
-------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund        (a) 113          (a) 171           (a) 227          (a) 341
                                                 (b) 118          (b) 186           (b) 251          (b) 388
-------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                        (a) 111          (a) 166           (a)218           (a) 323
                                                 (b) 116          (b) 180           (b) 242          (b) 371
-------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund        (a)113           (a) 171           (a) 226          (a) 339
                                                 (b) 118          (b) 185           (b) 250          (b) 387
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                          (a) 113          (a) 171           (a) 226          (a) 339
                                                 (b) 118          (b) 185           (b) 250          (b) 387
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund         (a) 113          (a) 171           (a) 226          (a) 340
                                                 (b) 118          (b) 186           (b) 251          (b) 388
-------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                    (a) 111          (a) 164           (a) 215          (a) 317
                                                 (b) 116          (b) 179           (b) 239          (b) 365
-------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005                   (a) 110          (a) 161           (a)210           (a) 307
                                                 (b) 115          (b) 176           (b) 234          (b) 256
-------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010                   (a) 110          (a) 161           (a)210           (a) 307
                                                 (b) 115          (b) 176           (b) 234          (b) 356
-------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                 (a)116           (a) 178           (a) 239          (a) 364
                                                 (b) 120          (b) 193           (b) 263          (b) 410
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                    (a) 113          (a) 172           (a) 227          (a) 342
                                                 (b) 118          (b) 186           (b) 252          (b) 389
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     (a) 121          (a) 195           (a) 265          (a) 415
                                                 (b) 126          (b) 209           (b) 289          (b) 458
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                (a) 114          (a) 175           (a) 233          (a) 353
                                                 (b) 119          (b) 190           (b) 257          (b) 399
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 (a) 114          (a) 173           (a) 230          (a) 348
                                                 (b) 119          (b) 188           (b) 255          (b) 395
-------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund            (a) 115          (a) 178           (a) 238          (a) 362
                                                 (b) 120          (b) 192           (b) 262          (b) 408
-------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                   (a)116           (a) 180           (a) 242          (a) 370
                                                 (b) 121          (b) 195           (b) 266          (b) 416
-------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio       (a)119           (a) 189           (a) 257          (a) 399
                                                 (b) 124          (b) 204           (b) 280          (b) 443
-------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio   (a) 117          (a) 183           (a) 246          (a) 377
                                                 (b) 122          (b) 197           (b) 270          (b) 423
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            (a) 110          a)  161           (a) 211          (a) 309
                                                 (b) 115          (b) 176           (b) 235          (b) 358
-------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                  (a) 111          (a) 164           (a) 215          (a) 318
                                                 (b) 116          (b) 179           (b) 240          (b) 366
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA  (a) 110          (a) 162           (a) 212          (a) 312
                                                 (b) 115          (b) 177           (b) 237          (b) 360
-------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund            (a) 115          (a) 178           (a) 238          (a) 362
                                                 (b) 120          (b) 192           (b) 262          (b) 408
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                   (a) 110          (a) 163           (a) 213          (a) 314
                                                 (b) 115          (b) 178           (b) 238          (b) 362
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth & Income Portfolio   (a) 110          (a) 160           (a) 209          (a) 306
                                                 (b) 115          (b) 175           (b) 234          (b) 355
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                 (a) 109          (a) 160           (a) 208          (a) 304
                                                 (b) 114          (b) 175           (b) 233          (b) 353
-------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Growth and Income Fund                (a) 114          (a) 173           (a) 230          (a) 348
                                                 (b) 119          (b) 188           (b) 255          (b) 395
-------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Renaissance Fund                      (a) 114          (a) 173           (a) 230          (a) 348
                                                 (b) 119          (b) 188           (b) 255          (b) 395
-------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Value Fund                            (a) 114          (a) 173           (a) 230          (a) 348
                                                 (b) 119          (b) 188           (b) 255          (b) 395
-------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio               (a) 115          (a) 176           (a) 235          (a) 357
                                                 (b) 120          (b) 191           (b) 259          (b) 403
-------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                           (a) 112          (a) 167           (a) 221          (a) 329
                                                 (b) 117          (b) 182           (b) 245          (b) 376
-------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund           (a) 115          (a) 178           (a) 238          (a) 362
                                                 (b) 120          (b) 192           (b) 262          (b) 408
-------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund                    (a) 115          (a) 176           (a) 235          (a) 358
                                                 (b) 120          (b) 191           (b) 260          (b) 404
-------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund             (a) 114          (a) 173           (a) 230          (a) 348
                                                 (b) 119          (b) 188           (b) 255          (b) 395
-------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund           (a) 114          (a) 173           (a) 230          (a) 348
                                                 (b) 119          (b) 188           (b) 255          (b) 395
-------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund                      (a) 115          (a) 176           (a) 235          (a) 358
                                                 (b) 120          (b) 191           (b) 260          (b) 404
-------------------------------------------------------------------------------------------------------------------




You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not surrendered or if you apply your Contract Value to an Annuity Option for Contracts with:

               (a) the Traditional GMDB (with the lowest total Separate Account charges of 1.65%)

               (b)  the new Enhanced  GMDB (on or after  September 27, 2002) and
                    Enhanced GMIB (with the highest total Separate Account charges of 2.15%)



INVESTMENT OPTION                                1 YEAR            3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------------------------
USAZ AIM Basic Value Fund                        (a)$29           (a) $88           (a)$150          (a)$318
                                                 (b) 34           (b) 103           (b) 175          (b) 365
-------------------------------------------------------------------------------------------------------------------
USAZ AIM Blue Chip Fund                          (a) 29           (a)  90           (a) 153          (a) 323
                                                 (b) 34           (b) 105           (b) 177          (b) 369
-------------------------------------------------------------------------------------------------------------------
USAZ AIM Dent Demographic Trends Fund            (a) 30           (a)  91           (a) 155          (a) 328
                                                 (b) 35           (b) 106           (b) 180          (b) 374
-------------------------------------------------------------------------------------------------------------------
USAZ AIM International Equity Fund               (a) 30           (a)  93           (a) 158          (a) 332
                                                 (b) 35           (b) 107           (b) 182          (b) 378
-------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Growth and Income Fund     (a) 29           (a)  88           (a) 150          (a) 318
                                                 (b) 34           (b) 103           (b) 175          (b) 365
-------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Large Cap Growth Fund      (a) 29           (a)  88           (a) 150          (a) 318
                                                 (b) 34           (b) 103           (b) 175          (b) 365
-------------------------------------------------------------------------------------------------------------------
USAZ Alliance Capital Technology Fund            (a) 30           (a)  93           (a) 158          (a) 332
                                                 (b) 35           (b) 107           (b) 182          (b) 378
-------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio                     (a) 28           (a)  85           (a) 146          (a) 308
                                                 (b) 33           (b) 100           (b) 170          (b) 356
-------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio                         (a) 27           (a)  81           (a) 139          (a) 296
                                                 (b) 31           (b)  96           (b) 164          (b) 344
-------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index Fund               (a) 24           (a)  73           (a) 125          (a) 268
                                                 (b) 29           (b)  88           (b) 150          (b) 318
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                         (a) 24           (a)  72           (a) 124          (a) 265
                                                 (b) 29           (b)  87           (b) 149          (b) 315
-------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund   (a) 26           (a)  79           (a) 136          (a) 289
                                                 (b) 31           (b)  94           (b) 160          (b) 337
-------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund       (a) 25           (a)  78           (a) 134          (a) 285
                                                 (b) 30           (b)  93           (b) 158          (b) 333
-------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund                        (a) 27           (a)  81           (a) 139          (a) 296
                                                 (b) 31           (b)  96           (b) 164          (b) 344
-------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                  (a) 26           (a)  79           (a) 135          (a) 287
                                                 (b) 31           (b)  94           (b) 159          (b) 335
-------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund        (a) 28           (a)  86           (a) 147          (a) 311
                                                 (b) 33           (b) 101           (b) 171          (b) 358
-------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                        (a) 26           (a)  81           (a) 138          (a) 293
                                                 (b) 31           (b)  95           (b) 162          (b) 341
-------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund        (a) 28           (a)  86           (a) 146          (a) 309
                                                 (b) 33           (b) 100           (b) 171          (b) 357
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                          (a) 28           (a)  86           (a) 146          (a) 309
                                                 (b) 33           (b) 100           (b) 170          (b) 357
-------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund         (a) 28           (a)  86           (a) 146          (a) 310
                                                 (b) 33           (b) 101           (b) 171          (b) 358
-------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund                    (a) 26           (a)  79           (a) 135          (a) 287
                                                 (b) 31           (b)  94           (b) 159          (b) 335
-------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2005                   (a) 25           (a)  76           (a) 130          (a) 277
                                                 (b) 30           (b)  91           (b) 154          (b) 326
-------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010                   (a) 25           (a)  76           (a) 130          (a) 277
                                                 (b) 30           (b)  91           (b) 154          (b) 326
-------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                 (a) 31           (a)  93           (a) 159          (a) 334
                                                 (b) 35           (b) 108           (b) 183          (b) 380
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                    (a) 28           (a)  87           (a) 147          (a) 312
                                                 (b) 33           (b) 101           (b) 172          (b) 359
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     (a) 36           (a) 110           (a) 185          (a) 385
                                                 (b) 41           (b) 124           (b) 209          (b) 428
-------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                (a) 29           (a)  90           (a) 153          (a) 323
                                                 (b) 34           (b) 105           (b) 177          (b) 369
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 (a) 29           (a)  88           (a) 150          (a) 318
                                                 (b) 35           (b) 103           (b) 175          (b) 365
-------------------------------------------------------------------------------------------------------------------
USAZ Templeton Developed Markets Fund            (a) 30           (a)  93           (a) 158          (a) 332
                                                 (b) 35           (b) 107           (b) 182          (b) 378
-------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                   (a) 31           (a)  95           (a) 162          (a) 340
                                                 (b) 36           (b) 110           (b) 186          (b) 386
-------------------------------------------------------------------------------------------------------------------
SP Jennison International Growth Portfolio       (a) 34           (a) 104           (a) 177          (a) 369
                                                 (b) 39           (b) 119           (b) 200          (b) 413
-------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused Growth Portfolio   (a) 32           (a)  98           (a) 166          (a) 347
                                                 (b) 37           (b) 112           (b) 190          (b) 393
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA            (a) 25           (a)  76           (a) 131          (a) 279
                                                 (b) 30           (b)  91           (b) 155          (b) 328
-------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                  (a) 26           (a)  79           (a) 135          (a) 288
                                                 (b) 31           (b)  94           (b) 160          (b) 336
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA  (a) 25           (a)  77           (a) 132          (a) 282
                                                 (b) 30           (b)  92           (b) 157          (b) 330
-------------------------------------------------------------------------------------------------------------------
USAZ Oppenheimer Emerging Growth Fund            (a) 30           (a)  93           (a) 158          (a) 332
                                                 (b) 35           (b) 107           (b) 182          (b) 378
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                   (a) 25           (a)  78           (a) 133          (a) 284
                                                 (b) 30           (b)  93           (b) 158          (b) 332
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS Growth & Income Portfolio   (a) 25           (a)  75           (a) 129          (a) 276
                                                 (b) 30           (b)  90           (b) 154          (b) 325
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return  Portfolio                (a) 24           (a)  75           (a) 128          (a) 274
                                                 (b) 29           (b)  90           (b) 153          (b) 323
-------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Growth and Income Fund                (a) 29           (a)  88           (a) 150          (a) 318
                                                 (b) 34           (b) 103           (b) 175          (b) 365
-------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Renaissance Fund                      (a) 29           (a)  88           (a) 150          (a) 318
                                                 (b) 34           (b) 103           (b) 175          (b) 365
-------------------------------------------------------------------------------------------------------------------
USAZ PIMCO Value Fund                            (a) 29           (a)  88           (a) 150          (a) 318
                                                 (b) 34           (b) 103           (b) 175          (b) 365
-------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio               (a) 30           (a)  91           (a) 155          (a) 327
                                                 (b) 35           (b) 106           (b) 179          (b) 373
-------------------------------------------------------------------------------------------------------------------
USAZ Money Market Fund                           (a) 27           (a)  82           (a) 141          (a) 299
                                                 (b) 32           (b)  97           (b) 165          (b) 346
-------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Aggressive Growth Fund           (a) 30           (a)  93           (a) 158          (a) 332
                                                 (b) 35           (b) 107           (b) 182          (b) 378
-------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Comstock Fund                    (a) 30           (a)  91           (a) 155          (a) 328
                                                 (b) 35           (b) 106           (b) 180          (b) 374
-------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Emerging Growth Fund             (a) 29           (a)  88           (a) 150          (a) 318
                                                 (b) 34           (b) 103           (b) 175          (b) 365
-------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth and Income Fund           (a) 29           (a)  88           (a) 150          (a) 318
                                                 (b) 34           (b) 103           (b) 175          (b) 365
-------------------------------------------------------------------------------------------------------------------
USAZ Van Kampen Growth Fund                      (a) 30           (a)  91           (a) 155          (a) 328
                                                 (b) 35           (b) 106           (b) 180          (b) 374
-------------------------------------------------------------------------------------------------------------------


See Appendix B for Accumulation Unit Values - Condensed Financial Information.

1.THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------



This prospectus describes a flexible purchase payment variable deferred annuity contract with a Fixed Account offered by Allianz Life. All references in this prospectus to "we," "us," "our" refer to Allianz Life.

o Flexible Purchase Payments means that you may choose to make Purchase Payments at any time during the Accumulation Phase, in whatever amount you choose, subject to certain minimum and maximum requirements.

o A deferred annuity contract means that Annuity Payments do not begin for a specified period of time in the future (usually when you retire) or until you reach a certain age.

o A variable annuity is one in which Contract Values and the variable Annuity Payments vary depending on the performance of the Investment Options of the Underlying Mutual Funds.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least three years after we issue the Contract. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include Investment Options and the Fixed Account of Allianz Life. Depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer a better return than the Fixed Account. However, this is not guaranteed.

The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of the Annuity Payments you receive during the Payout Phase also depends in large part upon the investment performance of any Investment Options you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits made within the 12 month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future- please contact Allianz Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

Allianz Life will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

CONTRACT OWNER. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners for a Non-Qualified Contract at any time. The change will become effective as of the date the request is signed. This may be a taxable event. Allianz Life is not responsible for any tax consequences of any such change. You should consult with your tax adviser before requesting a change.

JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (this requirement may not apply in certain states). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT. The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant (subject to our underwriting rules then in effect). You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). For a Qualified Contract there may be a requirement that the Owner and the Annuitant are the same person.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT. You can transfer ownership of (assign) the Contract at any time during your lifetime. Allianz Life will not be liable for any payment or other action we take in accordance with the Contract before we record the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


2.ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE


You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 3 years after we issue the Contract. To receive the annuity income protection of the Enhanced Guaranteed Minimum Income Benefit, your Income Date must be within 30 days following a Contract anniversary beginning with the 10th Contract anniversary (certain other conditions must be met).


We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Your Income Date must not be later than the Annuitant's 90th birthday or 10 years from the date the Contract was issued (if later), or the maximum date permitted under state law.

ANNUITY PAYMENTS


The  Contract  provides  for  an  Enhanced  Guaranteed  Minimum  Income  Benefit
(Enhanced GMIB) under certain circumstances. THE ENHANCED GMIB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.


You may elect to receive your Annuity Payments as:

o a variable payout,

o a fixed payout, or

o a combination of both.

Annuity payments under Option 6 are only available as a fixed payout.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Investment Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date. There is no minimum required Annuity Payment. Guaranteed fixed annuity payments are based on an interest rate of 2.5% per year and the mortality table specified in your Contract.


If you choose to have any portion of your Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of your payments will depend upon three factors:

1)  the value of your Contract in the Investment Option(s) on the Income Date,

2)  the assumed investment rate used in the annuity table for the Contract, and

3)  the performance of the Investment Option(s) you selected.

The assumed investment rate (AIR) is 5%. However, we may agree with you to use a different value. The AIR will never exceed 7%. The 7% AIR is not available in all states. If the actual performance exceeds the AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR, your Annuity Payments will decrease.

You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.



ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. You can choose one of the Annuity Options described below. Allianz Life may make available other Annuity Options. You may, at any time prior to the Income Date, 30 days in advance, select and/or change the Annuity Option. After Annuity Payments begin, you cannot change the Annuity Option. If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 10 years of monthly payments guaranteed. Upon the death of the Contract Owner, if different than the Annuitant, the Beneficiary will receive the annuity payments.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

During the lifetime of the Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a surrender (partial liquidation). You will be allowed to make a partial liquidation at least once per Contract year after the Income Date. The liquidation value is equal to the present value of the remaining guaranteed Annuity Payments, to the end of the period certain, commuted at the AIR. The total of all partial liquidations, measured as a percentage of the liquidation value, cannot exceed 75% of the liquidation value, less any previously liquidated amounts. A commutation fee will be subtracted from the amount liquidated before the proceeds are paid out. Partial liquidations will be processed on the next Annuity Payment date following your written request. The minimum allowable partial liquidation will be the lesser of $500 or the remaining portion of the liquidation value available.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% (as selected) of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 10, 15 OR 20 YEARS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.

During the lifetime of the Annuitant or joint Annuitant, and while the number of Annuity Payments made is less than the guaranteed number of payments elected, and if you elected to receive payments on a variable basis, you may request a surrender (partial liquidation). You will be allowed to make a partial liquidation at least once per Contract year after the Income Date. The liquidation value is equal to the present value of the remaining guaranteed Annuity Payments, to the end of the period certain, commuted at the AIR. The total of all partial liquidations, measured as a percentage of the liquidation value, cannot exceed 75% of the liquidation value, less any previously liquidated amounts. A commutation fee will be subtracted from the amount liquidated before the proceeds are paid out. Partial liquidations will be processed on the next Annuity Payment date following your written request. The minimum allowable partial liquidation will be the lesser of $500 or the remaining portion of the liquidation value available.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If at the time of death of the Annuitant the value of the Annuity Payments made is less than the value applied to the Annuity Option, then you will receive a refund.

For a fixed Annuity Option, the amount of the refund will be any excess of the amount applied to this Annuity Option over the total of all Annuity Payments made under this option. For a variable Annuity Option, the amount of the refund will be the then value of the number of Annuity Units equal to (1) the value applied to this Annuity Option divided by the value of the Annuity Unit used to determine the first Annuity Payment, minus (2) the product of the number of Annuity Units of each Annuity Payment and the number of payments made.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make monthly Annuity Payments for a specified period of time. You elect the specified period which must be a whole number of years from 10 to 30. Payments under this option are only available as a fixed payout. If at the time of the death of the last Annuitant and any joint Annuitant, Annuity Payments have been made for less than the specified period certain, then we will continue to make Annuity Payments to you for the rest of the period certain. If you bought your Contract before June 16, 2000 you may elect to receive payments under a Variable Annuity Option. Under the variable payout, you may make a surrender representing a partial liquidation at least once each Contract year of up to 100% of the liquidation value in the Contract. The liquidation will be processed on the next Annuity Payment date after your written request is received as set forth in the Contract.

ENHANCED GUARANTEED MINIMUM INCOME BENEFIT (ENHANCED GMIB)-- ANNUITY INCOME PROTECTION

At the time you purchase the Contract, you can elect the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB). The mortality and expense risk charge is higher for Contracts with the Enhanced GMIB. If the Contract is owned by a non-individual, then the Enhanced GMIB only applies if the Contract is owned for the benefit of an individual. Currently, this benefit is available independently of the Enhanced GMDB. We reserve the right, for new issues only, to require the election of the Enhanced GMDB with this Enhanced GMIB. THE ENHANCED GMIB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

Contract Owners who purchased the Contract prior to the date when the Enhanced GMIB became available in their state, may also elect the benefit. You can only make this election within 60 days of notice. Notice will be provided when the Company makes such benefit available to existing Contract Owners. You can make this election by returning and signing an election form. Your charges will be increased as set forth in the fee table and Section 5 - Expenses. Because of the increased charges, the number of units in your Contract will increase on the effective date of the change so that the Contract Value on that date will remain the same. Once selected, you cannot change it. If you elect the Enhanced GMIB and at issue had elected the Enhanced GMDB (before the new benefits were available), you will convert to the new Enhanced GMDB. Both Enhanced GMDBs include the maximum anniversary value, however the new Enhanced GMDB also includes an annual 5% roll up of the Purchase Payments. The new Enhanced GMDB has a higher fee than the fee for the original benefit. Please refer to the applicable endorsements in your Contract for the specific terms and conditions of these benefits.

The annuity income benefits provided are described below and are used in determining the amount of each Annuity Payment you receive during the Payout Phase. The Enhanced GMIB can be used with fixed Annuity Options 1 through 6 provided for in the Contract and provides for guaranteed minimum Annuity Payments during the Payout Phase. The Enhanced GMIB protection will apply only under the following circumstances:

1. Your Income date must be within 30 days following a Contract anniversary beginning with the 10th Contract anniversary;

2. Annuity Payments can only be made under a fixed annuity payout (regardless of the Annuity Option you select); and

3. If you choose Annuity Option 6, which involves a period certain, the period certain must be for at least 10 years.

The Enhanced GMIB guarantees that your Annuity Payments will be equal to the greater of: 1) current fixed payout rates applied to the current Contract Value (less any applicable premium tax); or 2) guaranteed fixed payout rates applied to the Enhanced GMIB value. The GMIB is subject to a 10-year waiting period and must be annuitized under one of the fixed Annuity Options 1-6. If a period certain Annuity Option is chosen, the period must be a minimum of 10 years. You can always (3 years from issue) annuitize your Contract Value under fixed and variable Annuity Options. If you do not hold your Contract for 10 years before annuitization, you cannot take advantage of the GMIB benefit.

The Appendix contains an example of how the Enhanced Guaranteed Minimum Income Benefit is calculated. The amounts used in the example are purely hypothetical and are for illustrative purposes only.

If Joint Owners are named, Allianz Life will use the age of the older Joint Owner to determine the Enhanced GMIB value.

The Enhanced GMIB value is equal to the greater of A or B below:

A.  5% ANNUAL INCREASE AMOUNT

For new issues: the 5% Annual Increase Amount is initially equal to your Purchase Payment.

For existing Contract Owners electing the benefit after issue: the 5% Annual Increase Amount is initially equal to all Purchase Payments received, reduced by the percentage of any Contract Value you surrender (including any contingent deferred sales charge) for each surrender made.

On each business day other than a Contract anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day reduced by the percentage of any Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, and increased by any additional Purchase Payments you make.

On every Contract anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day increased by 5% if the Contract anniversary is prior to your 81st birthday, reduced by the percentage of any Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, increased by any additional Purchase Payments you make.

The 5% Annual Increase Amount has a maximum amount of two times cumulative Purchase Payments reduced by the percentage of any Contract Value you surrender (including any contingent deferred sales charge) for each surrender made.

B.  MAXIMUM ANNIVERSARY VALUE

For new issues: the maximum anniversary value is initially equal to your Purchase Payment.

For existing Contract Owners electing the benefit after issue: the maximum anniversary value is initially equal to all Purchase Payments received, reduced by the percentage of any Contract Value you surrender (including any contingent deferred sales charge) for each surrender made.

Before your 81st birthday and before the date of your death, the maximum anniversary value is equal to the highest Contract Value on the effective date and on a Contract anniversary, increased by subsequent additional Purchase Payments and reduced by the percentage of the Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, since that Contract anniversary.

After your 81st birthday, the maximum anniversary value is the maximum anniversary value as of the last Contract anniversary prior to your 81st birthday, increased by subsequent additional Purchase Payments and reduced by the percentage of the Contract Value you surrender (including any contingent deferred sales charge) since that Contract anniversary.


3.PURCHASE
--------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The Purchase Payment requirements are:

o the minimum initial payment Allianz Life will accept without our prior approval to establish a Contract is $15,000.

o    the maximum amount we will accept without our prior approval is $1 million.

o you can make additional Purchase Payments of $250 (or as low as $100 if you have selected the Automatic Investment Plan) or more. (In Connecticut, no purchase payments may be made on or after the Contract Owner's 81st birthday).

Allianz  Life  may,  at  its  sole   discretion,   waive  the  minimum   payment
requirements. We reserve the right to decline any Purchase Payments. At the time you buy the Contract, you and the Annuitant cannot be older than 80 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax deferral related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

BONUS

Allianz Life will credit each Purchase Payment you make prior to your and any Joint Owner's 81st birthday with a bonus at the time it is made. The bonus rate will be based on the total amount of Purchase Payments made at the time of the contribution, less any surrenders you have made (and assessed contingent deferred sales charges). The bonus rates are:

4% of the Purchase Payment with total Purchase Payments (less surrenders and related contingent deferred sales charges) of under $25,000;

5% of the Purchase Payment with total Purchase Payments (less surrenders and related contingent deferred sales charges) of $25,000-$99,999;

6% of the Purchase Payment with total Purchase Payments (less surrenders and related contingent deferred sales charges) of $100,000-$999,999;

7% of the Purchase Payment with total Purchase Payments (less surrenders and related contingent deferred sales charges) of $1,000,000-$4,999,999;

8% of the Purchase Payment with total Purchase Payments (less surrenders and related contingent deferred sales charges) of $5,000,000 or greater.

The bonus will be credited to your Contract subject to the following terms:

1) Bonus amounts are available for surrender, annuitization or payment of a death benefit only when such amounts become vested as follows:

     0% - up through 12 completed months from the date of Purchase Payment;

     35% - at least 12 and through 24 completed months from date of Purchase Payment;

     70% - at least 24 months and through 36 completed months from date of Purchase Payment;

     100% - at least 36 completed months from date of Purchase Payment.

2) All bonus amounts and any gains or losses attributable to such amounts are treated as earnings under the Contract and are treated as such for purposes of the contingent deferred sales charge.

3) All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.

4) If Joint Owners are named, the age of the older Joint Owner will be used and if the Contract Owner is a non-natural person, then the age of the Annuitant will be used to determine whether a bonus applies.

All bonus amounts are paid from the general account assets of Allianz Life.

Contract charges are deducted from the total value of your Contract. Therefore, your Contract incurs expenses on the total Rewards Value, which includes all vested and unvested portions of the bonus. When you cancel your Contract during the Free Look period, or if you make a surrender, annuitize or when a death benefit is payable in the first 3 years from any Purchase Payment date, you will forfeit all or some of your bonus. Since charges will have been assessed against the higher amount (Purchase Payment plus bonus), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus Contract. You may alleviate this risk by allocating the bonus amounts to the USAZ Money Market Fund. We expect to profit from certain charges assessed under the Contract (i.e., the contingent deferred sales charge and the mortality and expense risk charge) associated with the bonus.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified
Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment and bonus amounts to the Fixed Account and/or one or more of the Investment Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. The Fixed Account may not be available in your state (check with your registered representative). In certain states, additional Purchase Payments can only be made during the first Contract year. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments and bonus amounts. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. If you select the USAZ Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the USAZ Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions.

Allianz Life reserves the right to limit the number of Investment Options that you may invest in at one time. Currently, you may invest in 10 Investment
Options, which include the Investment Options and the Allianz Life Fixed Account. We may change this in the future. However, we will always allow you to invest in at least five Investment Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract, or a life insurance policy, for another annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another annuity contract for the one described in this prospectus: you might have to pay a surrender charge on your old contract; there will be a new surrender charge period for the new contract; other charges under the new Contract may be higher (or lower); and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange another annuity contract for this one unless you determine that the exchange is in your best interest.

FAXED APPLICATIONS

Allianz Life will accept Contract applications delivered in writing, as well as via fax. A manually signed faxed application will be treated as an application delivered in writing. We do not currently accept applications delivered via e-mail or Web site, or other electronic communications.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, Allianz Life will not assess a contingent deferred sales charge. Allianz Life will refund your Contract Value as of the day we receive your request. This includes any gains or losses associated with the bonus. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the USAZ Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Investment Options and/or the Fixed Account as you have selected.

REWARDS VALUE AND CONTRACT VALUE

The Rewards Value of your Contract is the dollar value as of any business day of all amounts accumulated under your Contract including all vested and unvested bonus amounts and gains and losses attributable to all bonus amounts.

The Contract Value is the Rewards Value of your Contract as of any business day less any unvested bonus.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Investment Options will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Investment Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

o dividing the value of an Investment Option at the end of the current period by the value of Investment Option for the previous period; and


o multiplying it by one minus the daily amount of the mortality and expense risk charge, administrative charge and any charges for taxes.


The value of an Accumulation Unit may go up or down from business day to business day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment and bonus amount allocated to an Investment Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment and bonus amount allocated to an Investment Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each day, and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you and assume the bonus rate is 4%. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $13.25. We then divide $3,120 ($3,000 Purchase Payment plus $120 bonus amount) by $13.25 and credit your Contract on Wednesday night with 235.47 Accumulation Units.

If you select the USAZ Money Market Fund for your bonus allocation, that will be the default allocation for the bonus unless otherwise specified. If you do not select the USAZ Money Market Fund for your bonus allocation, then the bonus will be allocated the same way as the corresponding Purchase Payment.


4.INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. The Contract also offers a Fixed Account of Allianz Life. Additional Investment Options may be available in the future. In the future, we also may eliminate Investment Options.

YOU SHOULD READ THE INVESTMENT OPTION PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses. To obtain a current prospectus for any of the Investment Options call your Financial Adviser or USAllianz at 1-800-542-5427. Copies of the Investment Option prospectuses will be sent to you with your Contract.

Franklin Templeton Variable Insurance Products Trust issues two classes of shares. Only Class 2 shares are available in connection with your Contract. Class 2 shares have Rule 12b-1 plan expenses.

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers and objectives.

We offer other variable annuity contracts that may invest in the same Investment Options. These Contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact us at the USAllianz Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and sub-advisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option:

                                                     INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                      ASSET CATEGORIES
                                             -----------------------------------

Investment Management      Investment         SB  S  CE  IT  HB  IE   L  L  S  M    Objective(s)          Primary Investments
Company                    Option             ho  p  aq  ne  io  nq   a  a  m  i
----------------------                        on  e  su  tr  gn  tu   r  r  a  d
                                              rd  c  hi  em  hd  ei   g  g  l
   Adviser/Sub-Adviser                        ts  i   v  r    s  rt   e  e  l  C
                                              -   a   a  mB  Y   ny            a
                                              T   l   l  eo  i   a    V  G  C  p
                                              e   t   e  dn  e   t    a  r  a
                                              r   y   n  id  l   i    l  o  p
                                              m       t  as  d   o    u  w
                                                         t       n    e  t
                                                         e       a       h
                                                                 l
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
AIM                     USAZ AIM Basic Value                         X            Long-term growth of   At least 65% of total assets
o  managed by           Fund                                                      capital               in equity securities of U.S.
   USAllianz Advisers,                                                                                  issuers that have market
   LLC/ A I M Advisors,                                                                                 capitalizations of greater
   Inc.                                                                                                 than $500 million and that
                                                                                                        the portfolio managers
                                                                                                        believe to be undervalued
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM Blue Chip                           X            Long-term growth of   At least 65% of total assets
                        Fund                                                      capital with a        in the common stocks of blue
                                                                                  secondary objective   chip companies
                                                                                  of current income
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------


                        USAZ AIM Dent                                   X         Long-term growth of   Investment in securities of
                        Demographic Trends                                        capital               companies that are likely to
                        Fund                                                                            benefit from changing
                                                                                                        demographic, economic and
                                                                                                        lifestyle trends. May invest
                                                                                                        up to 25% of total assets in
                                                                                                        foreign securities of which
                                                                                                        no more than 15% of its
                                                                                                        total assets may be invested
                                                                                                        in securities of companies
                                                                                                        domiciled in developing
                                                                                                        countries.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ AIM                                  X               Long-term growth of   At least 70% of net assets
                        International Equity                                      capital               in marketable equity
                        Fund                                                                            securities of foreign
                                                                                                        companies that are listed on
                                                                                                        a recognized foreign
                                                                                                        securities exchange or
                                                                                                        traded in a foreign
                                                                                                        over-the-counter market


----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
ALLIANCE CAPITAL        USAZ Alliance Capital                        X            Income and long-term  At least 65% in dividend
o  managed by USAllianz Growth and Income                                         growth of capital     paying stocks of large
   Advisers, LLC/       Fund                                                                            well-established "blue
   Alliance Capital                                                                                     chip" companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance  Capital                          X         Long-term growth of   At least 80% of net assets
                        Large Cap Growth Fund                                     capital               in equity securities of U.S.
                                                                                                        companies judged by adviser
                                                                                                        likely to achieve superior
                                                                                                        earnings growth.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Alliance Capital     X                               Superior long-term    At least 80% of assets in
                        Technology Fund                                           growth of capital     securities of companies
                                                                                                        involved with innovative
                                                                                                        technologies
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DAVIS                   Davis VA Financial        X                               Growth of capital     At least 65% in common stock
o  managed by Davis     Portfolio                                                                       of companies "principally
   Advisors                                                                                             engaged" in financial
                                                                                                        services
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Davis VA  Value                              X            Growth of capital     Common stock of U.S.
                        Portfolio                                                                       companies with market
                                                                                                        capitalizations of at
                                                                                                        least $5 billion, which
                                                                                                        adviser believes are of
                                                                                                        high quality and whose
                                                                                                        shares are selling at
                                                                                                        attractive prices, stocks
                                                                                                        are selected with the
                                                                                                        intention of holding them
                                                                                                        for the long term
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
DREYFUS                 Dreyfus Small Cap                                  X      Match performance     Invests in a representative
o  managed by The       Stock Index Fund                                          of the Standard &     sample of stocks included in
   Dreyfus Corporation                                                            Poor's Small Cap      the S&P Small Cap 600 Index,
                                                                                  600 Index             and in futures whose
                                                                                                        performance is related to
                                                                                                        the index, rather than
                                                                                                        attempt to replicate the
                                                                                                        index
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Dreyfus Stock Index                             X         Match total return    Invests in all 500 stocks in
                        Fund                                                      of the S&P 500        the S&P 500 in proportion to
                                                                                  Composite Stock       their weighting in the index
                                                                                  Price Index
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
FRANKLIN TEMPLETON      Franklin Global           X                               Capital               At least 80% of net assets
o  managed by           Communications                                            appreciation and      in investments of
   Franklin             Securities Fund                                           current income        communications companies
   Advisers, Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Growth and                          X            Capital               At least 65% of total assets
                        Income Securities Fund                                    appreciation, with    in broadly diversified
                                                                                  current income as a   portfolio of equity
                                                                                  secondary goal        securities the adviser
                                                                                                        considers financially
                                                                                                        strong, but undervalued by
                                                                                                        the market
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin High Income                  X                   High level of         At least 65% of total assets
                        Fund                                                      current income;       in debt securities offering
                                                                                  secondary goal is     high yield and expected
                                                                                  capital appreciation  total return
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Income                       X                   Maximize income       Investment in debt and
                        Securities Fund                                           while maintaining     equity securities, including
                                                                                  prospects for         high yield, lower-rated
                                                                                  capital appreciation  bonds
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Large Cap                              X         Capital appreciation  At least 80% of net assets
                        Growth Securities Fund                                                          in investments of large
                                                                                                        capitalization companies.
                                                                                                        For this Fund, large
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values within
                                                                                                        the top 50% of market
                                                                                                        capitalization values in the
                                                                                                        Russell 1000 Index at the
                                                                                                        time of purchase
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Real Estate      X                               Capital               At least 80% of net assets
                        Fund                                                      appreciation;         in investment of companies
                                                                                  secondary emphasis    operating in the real estate
                                                                                  on current income     sector
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Rising                                        X  Long-term capital     At least 80% of net assets
   Advisory             Dividends Securities                                      appreciation; while   in investments of companies
   Services, LLC        Fund                                                      not a goal, capital   that have paid rising
                                                                                  preservation is a     dividends
                                                                                  secondary
                                                                                  consideration
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Franklin Small Cap                                 X      Long-term capital     At least 80% of net assets
   Franklin             Fund                                                      growth                in investments of small
   Advisers, Inc.                                                                                       capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding (i) $1.5 billion;
                                                                                                        or (ii) the highest market
                                                                                                        capitalization values in the
                                                                                                        Russell 2000 Index;
                                                                                                        whichever is greater at the
                                                                                                        time of purchase
----------------------  --------------------  --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin Small Cap                                 X      Long term total       At least 80% of net assets
   Advisory             Value Securities Fund                                     return                in investments of small
   Services, LLC                                                                                        capitalization companies.
                                                                                                        For this Fund, small
                                                                                                        capitalization companies are
                                                                                                        those with market
                                                                                                        capitalization values not
                                                                                                        exceeding $2.5 billion in
                                                                                                        assets. The Fund invests in
                                                                                                        equity securities of
                                                                                                        companies the adviser
                                                                                                        believes are undervalued
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Franklin U.S.          X                                  Income                At least 80% of its net
       Advisers, Inc.   Government Fund                                                                 assets in U.S. government
                                                                                                        securities. The Fund
                                                                                                        currently invests primarily
                                                                                                        in fixed and variable rate
                                                                                                        mortgage-backed securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2005                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Franklin Zero Coupon              X                       As high an            At least 80% of net assets
                        Fund 2010                                                 investment return     in zero coupon debt
                                                                                  as is consistent      securities. The Fund invests
                                                                                  with capital          primarily in U.S. Treasury
                                                                                  preservation          issued stripped securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Franklin  Mutual Discovery                          X               Capital appreciation  At least 65% of total assets
   Mutual               Securities Fund                                                                 in equity securities of
   Advisers, LLC                                                                                        companies of any nation the
                                                                                                        adviser believes are
                                                                                                        available at market prices
                                                                                                        less than their value, based
                                                                                                        on certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Mutual Shares                                          X  Capital               At least 65% of total assets
                        Securities Fund                                           appreciation, with    in equity securities of
                                                                                  income as a           companies the adviser
                                                                                  secondary goal        believes are available at
                                                                                                        market prices less than
                                                                                                        their value, based on
                                                                                                        certain recognized or
                                                                                                        objective criteria
                                                                                                        (intrinsic value)
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Developing      X                               Long-term capital     At least 80% of net assets
   Templeton  Asset     Markets Securities                                        appreciation          in emerging market
   Management, Ltd.     Fund                                                                            investments, typically
                                                                                                        located in the Asia-Pacific
                                                                                                        region, Eastern Europe,
                                                                                                        Central and South America,
                                                                                                        and Africa
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by Templeton  Templeton Foreign                        X               Long-term capital     At least 80% of net asets in
   Investment            Securities Fund                                          growth                investments of issuers
   Counsel, LLC                                                                                         outside the U.S., including
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           Templeton Growth                          X               Long-term capital     At least 65% of total assets
   Templeton            Securities Fund                                           growth                in the equity securities of
   Global  Advisors                                                                                     companies located anywhere
   Limited                                                                                              in the world, including
                                                                                                        those in the U.S. and
                                                                                                        emerging markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Templeton                            X               Long-term capital     At least 80% of net assets
   USAllianz            Developed Markets Fund                                    appreciation          in equity securities of
   Advisers, LLC/                                                                                       companies located in any
   Templeton                                                                                            developed country outside
   Investment                                                                                           the U.S., with particular
   Counsel, LLC                                                                                         areas of interest in Western
                                                                                                        Europe, Australia, Canada
                                                                                                        New Zealand, Hong Kong,
                                                                                                        Japan, Bermuda and Singapore
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
JENNISON                Jennison 20/20 Focus                            X         Long-term growth of   Invests in up to 20 value
o  managed by           Portfolio                                                 capital               stocks and 20 growth stocks
   Prudential                                                                                           of mid-to-large size U.S.
   Investments Fund                                                                                     companies
   Management
   LLC/Jennison
   Associates, LLC
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Jennison                               X               Long-term growth of   Equity-related securities of
                        International Growth                                      capital               foreign issuers
                        Portfolio
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        SP Strategic Partners                           X         Long-term growth of   At least 65% of total assets
                        Focused Growth                                            capital               in equity-related securities
                        Portfolio                                                                       of U.S. companies that the
                                                                                                        adviser believes to have
                                                                                                        strong capital appreciation
                                                                                                        potential
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
OPPENHEIMER             Oppenheimer Global                       X                Long-term capital     Securities - mainly common
o  managed by           Securities Fund/VA                                        appreciation          stocks, but also other
   Oppenheimer Funds,                                                                                   equity securities including
   Inc.                                                                                                 preferred stocks and
                                                                                                        securities convertible
                                                                                                        into common stock-of
                                                                                                        foreign issuers,
                                                                                                        "growth-type" companies,
                                                                                                        cyclical industries and
                                                                                                        special situations the
                                                                                                        adviser believes offer
                                                                                                        appreciation possibilities
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimer High                     X                   High level of         High-yield fixed-income
                        Income Fund/VA                                            current income        securities of domestic and
                                                                                                        foreign issuers
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        Oppenheimer Main                            X            High total return     Common stocks of U.S.
                        Street Growth &                                           (which includes       companies; other equity
                        Income Fund/VA                                            growth in the value   securities -- such as
                                                                                  of its shares as      preferred stocks and
                                                                                  well as current       securities convertible into
                                                                                  income)               common stocks; debt
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ Oppenheimer                                   X      Capital appreciation  Invests in companies that
   USAllianz Advisers,  Emerging Growth Fund                                                            have the potential to become
   LLC/Oppenheimer                                                                                      leaders in new emerging
   Funds, Inc.                                                                                          markets
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
PIMCO                   PIMCO VIT High Yield                  X                   Maximum total         At least 80% of assets in
o  managed by Pacific   Portfolio                                                 return, consistent    high-yield securities ("junk
   Investment                                                                     with preservation     bonds") rated below
   Management Company                                                             of capital and        investment grade, but at
   LLC                                                                            prudent investment    least "B" by Moody's or S&P
                                                                                  management
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT StocksPLUS                            X         Total return          Substantially in S&P 500
                        Growth and Income                                         exceeding that of     derivatives, backed by a
                        Portfolio                                                 the S&P 500           portfolio of fixed income
                                                                                                        instruments
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        PIMCO VIT Total                   X                       Maximum total         At least 65% of assets in
                        Return Portfolio                                          return, consistent    fixed income instruments of
                                                                                  with preservation     varying maturities
                                                                                  of capital and
                                                                                  prudent investment
                                                                                  management
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by           USAZ PIMCO Growth &                          X            Long-term growth of   At least 65% of its total
   USAllianz Advisers,  Income Fund                                               capital ; secondary   assets in common stocks of
   LLC/ Allianz                                                                   emphasis on income    companies with market
   Dresdner Asset                                                                                       capitalizations of more than
   Management of                                                                                        $1 billion at the time of
   America L.P.                                                                                         investment
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO                                             X  Long-term growth of   At least 65% of total assets
                        Renaissance Fund                                          capital and income    in common stocks of
                                                                                                        companies with below-average
                                                                                                        valuations whose business
                                                                                                        fundamentals are expected to
                                                                                                        improve
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ PIMCO Value Fund                        X            Long-term growth of   At least 65% of its total
                                                                                  capital and income    assets in common stocks of
                                                                                                        companies with market
                                                                                                        capitalizations of more than
                                                                                                        $5 billion at the time of
                                                                                                        investment
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------


SELIGMAN                Seligman Small-Cap                                 X      Long-term capital     At least 80% of net assets
o  managed by J. & W.   Value Portfolio                                           appreciation          in common stocks of "value"
   Seligman & Co.                                                                                       companies with small market
   Incorporated                                                                                         capitalization (up to $2
                                                                                                        billion) at the time of
                                                                                                        purchase by the portfolio
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
USAZ                    USAZ Money Market Fund        X                           Current income        At least 80% of total assets
o  managed by USAllianz                                                           consistent with       in portfolio of high
   Advisers, LLC/                                                                  stability of         quality, money market
   Allianz of America,                                                             principal            investments
   Inc.
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
VAN KAMPEN              USAZ Van Kampen                                        X  Capital growth        At least 65% of total assets
o  managed by USAllianz Aggressive Growth Fund                                                          in common stocks and other
   Advisers, LLC/Van                                                                                    equity securities the
   Kampen Investment                                                                                    adviser believes have an
   Advisory Corp.                                                                                       above-average potential for
                                                                                                        capital growth
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                              X            Capital growth and    Invests primarily
   Advisers, LLC/Van    Comstock Fund                                             income                in common stocks
   Kampen Asset
   Management Inc.
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                                 X         Capital               Invests primarily
                        Emerging Growth Fund                                      appreciation          in portfolios of common
                                                                                                        stocks of emerging growth
                                                                                                        companies
                        --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
                        USAZ Van Kampen                              X            Income and            Invests primarily
                        Growth and Income Fund                                    long-term growth of   in income-producing
                                                                                  capital               equity securities, including
                                                                                                        common stocks and
                                                                                                        convertible securities; also
                                                                                                        in non-convertible preferred
                                                                                                        stocks and debt securities
                                                                                                        rated "investment grade"
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------
o  managed by USAllianz USAZ Van Kampen                                        X  Capital growth        Invests primarily
   Advisers, LLC/Van    Growth Fund                                                                     in common stocks and other
   Kampen Investment                                                                                    equity securities of growth
   Advisory Corp.                                                                                       companies; also in preferred
                                                                                                        stocks and securities
                                                                                                        convertible into common
                                                                                                        stocks or other equity
                                                                                                        securities
----------------------  --------------------- --- -- --- --- --- --- -- -- -- --  ------------------- ------------------------------



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

Allianz Life may enter into certain arrangements under which it is compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios from Contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Options' assets on an ongoing basis, over time they will increase the cost of an investment in Investment Option shares.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The Investment Options which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS

You can transfer money among the Investment Options. Transfers may be subject to a transfer fee. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Option. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Investment Option investment manager's judgment, an Investment Option would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

The following applies to any transfer:

1. We may choose to not allow you to make transfers during the free look period.

2.   Your request for a transfer must clearly state:

     o which Investment Option(s) and/or the Fixed Account is involved in the transfer; and

     o    how much the transfer is for.

3. You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

4. After the Income Date, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

5. After the Income Date, you can make transfers from a variable Annuity Option to a fixed Annuity Option.

6. Your right to make transfers is subject to modification if we determine in our sole opinion that exercising the right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Contract Owners. A modification could be applied to transfers to or from one or more of the Investment Options and could include, but is not limited to:

     o    the requirement of a minimum time period between each transfer;

     o not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one Contract Owner; or

     o limiting the dollar amount that may be transferred between the Investment Options by a Contract Owner at any one time.

If a transfer request is rejected, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly. If the transfer is rejected, we will send you a written notification within 5 business days.

Allianz Life has reserved the right at any time without prior notice to any party to modify the transfer provisions subject to the guarantees described above and subject to applicable state law.

TELEPHONE TRANSFERS. You can make transfers by telephone or by fax. We may allow you to authorize someone else to make transfers by telephone or fax on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions. We reserve the right to discontinue or modify the telephone/fax transfer privilege at any time and for any reason.

We do not currently accept transfer instructions via e-mail, Web site, or other electronic communications. This service may be available in the future.

Please note that telephone, fax and/or electronic communications may not always be available. Any telephone, fax and/or computer system, whether it is yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our service center.

EXCESSIVE TRADING. We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for Contract Owners, the result can be simultaneous transfers involving large amounts of Contract Value. Such transfers can disrupt the orderly management of the Investment Options, can result in higher costs to Contract Owners, and generally are not compatible with the long-range goals of Contract Owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all shareholders of the Investment Options and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of the Contract Owners.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option or the Fixed Account to other Investment Options. The Investment Option(s) you transfer from may not be the Investment Option(s) you transfer to in this program. You cannot dollar cost average to the Fixed Account. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.


Generally, the Dollar Cost Averaging Program requires a minimum transfer of $500 per month for at least three months (or $1,500 per quarter). You must have a $1,500 minimum allocation to participate in the program.


All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You may elect this program by properly completing the Dollar Cost Averaging form provided by Allianz Life.

Your participation in the program will end when any of the following occurs:

o   the number of desired transfers has been made;

o you do not have enough money in the Investment Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);


o you request to terminate the program (your request must be received at the Service Center by the first of the month to terminate that month); or


o   the Contract is terminated.

Allianz Life may, from time to time, offer special Dollar Cost Averaging programs.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not currently taken into account in determining any transfer fee. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.

FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The Fixed Account is not part of Flexible Rebalancing. You can direct us to readjust your Rewards Value on a quarterly, semi-annual or annual basis to return to your original Investment Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous business day. If you participate in Flexible Rebalancing, the transfers made under the program are not currently taken into account in determining any transfer fee. We reserve the right to discontinue or modify the Flexible Rebalancing program at any time and for any reason.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS

Allianz Life understands the importance of advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Allianz Life has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your Contract during the Accumulation Phase. Allianz Life does not set the amount of the fees charged or receive any portion of the fees from the adviser. Allianz Life does not review or approve the actions of any adviser, and does not assume any responsibility for these actions.

Allianz Life will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment adviser. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes and, if you are under age 59 1/2, may be subject to a tax penalty. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your Contract.

VOTING PRIVILEGES

Allianz Life is the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Allianz Life may substitute one of the Investment Options you have selected with another Investment Option. We would not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant.


5.EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge consists of:

1)  the mortality and expense risk charge, and

2)  the administrative charge.

The total insurance charges are reflected in the following tables as a percentage of average annual Rewards account value.

If you purchase the Contract prior to September 27, 2002 or if the new Enhanced GMDB (listed below) is not available in your state:


                                M&E ADMIN. TOTAL
                              CHARGE CHARGE CHARGE
Traditional GMDB                         1.50%          .15%         1.65%
Enhanced GMDB (pre 9/27/02)*             1.70%          .15%         1.85%

*This option will not be available once the new Enhanced GMDB (listed below) is available in your state.

If you purchase the Contract or elect the Enhanced GMIB and/or new Enhanced GMDB on or after September 27, 2002, and if available in your state:

                                  CHARGES FOR CONTRACT                          CHARGES FOR CONTRACT
                                  WITHOUT ENHANCED GMIB                          WITH ENHANCED GMIB
                         --------------------------------------        ----------------------------------------
                           M & E          ADMIN.         TOTAL            M&E           ADMIN            TOTAL
                          CHARGE          CHARGE        CHARGE          CHARGE         CHARGE           CHARGE
Traditional GMDB           1.50%           .15%          1.65%           1.80%          .15%             1.95%
new Enhanced GMDB          1.80%           .15%          1.95%           2.00%          .15%             2.15%



MORTALITY AND EXPENSE RISK CHARGE. Allianz Life deducts a mortality and expense risk charge which varies depending upon the death and income benefits you choose.

This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). Allianz Life may use any profits it makes from this charge to pay for the costs of distributing the Contract.

If the mortality and expense risk charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in an Investment Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.


CONTRACT MAINTENANCE CHARGE

At each Contract anniversary, Allianz Life deducts $40 from the Rewards Value of your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. The charge is deducted pro rata from the Investment Options and the Fixed Account. The charge is for administrative expenses (see above). This charge cannot be increased.


However, if the Rewards Value of your Contract is at least $75,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. If you own more than one Contract offered under this prospectus, Allianz Life will determine the total Rewards Value of all your Contracts. If the total Rewards Value of all Contracts registered under the same social security number is at least $75,000, Allianz Life will not assess the contract maintenance charge (except in Texas). If the Contract is owned by a non-natural person (e.g., a corporation), Allianz Life will look to the Annuitant to determine if it will assess the charge.


If you make a complete surrender from your Contract other than on a Contract anniversary and your Rewards Value is less than $75,000, Allianz Life will deduct the full contract maintenance charge. During the Payout Phase, in most states, the charge will be collected monthly out of each Annuity Payment.


In some states we are not permitted to assess the contract maintenance charge against the Fixed Account, during the Payout Phase or both.


CONTINGENT DEFERRED SALES CHARGE

Surrenders may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make surrenders from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. The charge is:

                              NUMBER OF COMPLETE
                             YEARS SINCE RECEIPT
                              OF PURCHASE PAYMENT          CHARGE
-------------------------------------------------
                                     0-1                    8.5%
                                     1-2                    8.5%
                                     2-3                    8.5%
                                     3-4                    8.5%
                                     4-5                    8.0%
                                     5-6                    7.0%
                                     6-7                    6.0%
                                     7-8                    5.0%
                                     8-9                    4.0%
                                    9-10                    3.0%
                              10 years or more              0.0%


However, after Allianz Life has had a Purchase Payment for 10 full years, there is no charge when you surrender that Purchase Payment. The charge is calculated at the time of each surrender. For partial surrenders, the charge is deducted from the remaining Rewards Value and is deducted pro rata from the Investment Options and Fixed Account. For purposes of the contingent deferred sales charge, Allianz Life treats surrenders as coming from the oldest Purchase Payments first. Bonuses and any earnings thereon are treated as earnings under the Contract for purposes of the contingent deferred sales charge. Allianz Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits. The contingent deferred sales charge compensates Allianz Life for expenses associated with selling the Contract. (In Connecticut, there is no contingent deferred sales charge assessed after 9 complete contract years).

NOTE: For tax purposes, surrenders are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.


PARTIAL SURRENDER PRIVILEGE. Each Contract year, you can make multiple surrenders up to 10% of Purchase Payments (less any previous surrenders taken in the current Contract year which were not subject to a contingent deferred sales charge) and no contingent deferred sales charge will be deducted from the 10% you take out. This right is non-cumulative, which means that if you do not use your 10% free privilege in a given year it does not carry over to the next year. If you make a surrender of more than the free amount, the amount over the 10% free amount will be subject to the contingent deferred sales charge. Purchase Payments surrendered under the Partial Surrender Privilege without a contingent deferred sales charge will be subject to the applicable contingent deferred sales charge upon full surrender of the Contract. The Partial Surrender Privilege is not available for full surrenders. The 10% free available for each Purchase Payment taken by a partial surrender will reduce the remaining free amount available. See "Access To Your Money", for additional information.


You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make surrenders without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money," for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

WAIVER  OF   CONTINGENT   DEFERRED   SALES  CHARGE   BENEFITS.   Under   certain
circumstances, Allianz Life will permit you to take your money out of the Contract without deducting a contingent deferred sales charge:

1) if after the third year of the Contract, you or the Joint Owner become confined to a nursing home or hospital for 90 consecutive days; or

2) if after the first year of the Contract, you or the Joint Owner become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required).

The waiver will not apply if any of the above conditions existed on the date your Contract was issued.

Also, after the first year, if you or the Joint Owner become unemployed for at least 90 consecutive days, you can take up to 50% of your money out of the Contract without incurring a contingent deferred sales charge. Only one partial surrender is available under this benefit during the life of the Contract. You may not use both this benefit and the 10% Partial Surrender Privilege in the same Contract year.

THESE BENEFITS VARY FROM STATE TO STATE OR MAY NOT BE AVAILABLE IN YOUR STATE. (CHECK WITH YOUR REGISTERED REPRESENTATIVE.)

Surrenders may be subject to a 10% tax penalty in addition to any income taxes due.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE. Allianz Life may reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may choose not to deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.


COMMUTATION FEE

If you elect Annuity Option 2 or 4 and make a liquidation, a commutation fee will be assessed against the amount liquidated. The commutation fee is a percentage of the amount liquidated and is equal to:


            YEARS SINCE           COMMUTATION
             INCOME DATE             FACTOR

                0 - 1                 7%
                1 - 2                 6%
                2 - 3                 5%
                3 - 4                 4%
                4 - 5                 3%
                5 - 6                 2%
                Over 6                1%

TRANSFER FEE

Currently, you can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 for each additional transfer. The transfer fee will be deducted from the Investment Option (Investment Option(s) or Fixed Account) from which the transfer is made. If the entire amount in the account is transferred, then the transfer fee will be deducted from the amount transferred. If the transfer is from or to multiple accounts, it will be treated as a single transfer. Any transfer fee will be deducted proportionally from the source account if less than the entire amount in the account is transferred. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not currently count in determining the transfer fee.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

INCOME TAXES

Allianz Life reserves the right to deduct from the Contract any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the Investment Option prospectuses.


6.TAXES
--------------------------------------------------------------------------------


NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Allianz Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a surrender or as Annuity Payments. When you make a surrender from a Non-Qualified Contract you are taxed on the amount of the surrender that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment from a Non-Qualified Contract will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities including Roth IRAs (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. Qualified Contracts are subject to special tax rules and the terms of the retirement plan itself. Adverse tax consequences may result if contributions, distributions and transactions in connection with the Qualified Contracts do not comply with the law. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a qualified plan that is Tax Deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified deferred annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

SURRENDERS - NON-QUALIFIED CONTRACTS

If you make a surrender from your Contract, the Code treats such a surrender as first coming from earnings and then from your Purchase Payments. In most cases, such surrendered earnings are includible in income.

The Code also provides that any amount received under an annuity Contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some surrenders will be exempt from the penalty. They include any amounts:

1)   paid on or after the taxpayer reaches age 59 1/2;

2)   paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5)   paid under an immediate annuity; or

6)   which come from Purchase Payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation (surrender) during the Payout Phase may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above unless another exception to the penalty tax applies. You should obtain competent tax advice before you make any liquidations from your Contract.

SURRENDERS - QUALIFIED CONTRACTS

If you make a surrender from your Qualified Contract, a portion of the surrender is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any surrender is includible in taxable income. Special rules may apply to surrenders from certain types of Qualified Contracts, including Roth IRAs.

The Code also provides that any amount received under a Qualified Contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some surrenders will be exempt from the penalty. They include any amounts:

1)   paid on or after you reach age 59 1/2;

2)   paid after you die;

3)   paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6)   paid for certain allowable medical expenses (as defined in the Code);

7)   paid pursuant to a qualified domestic relations order;

8)   paid on account of an IRS levy upon the Qualified Contract;

9)   paid from an IRA for medical insurance (as defined in the Code);

10)  paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

SURRENDERS - TAX-SHELTERED ANNUITIES

The Code limits the surrender of amounts attributable to Purchase Payments made pursuant to a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Surrenders can only be made when a Contract Owner:

1)   reaches age 59 1/2;

2)   leaves his/her job;

3)   dies;

4)   becomes disabled (as that term is defined in the Code); or

5) in the case of hardship. However, in the case of hardship, the Contract Owner can only surrender the Purchase Payments and not any earnings.

DEATH BENEFITS

For  Contracts  which  contain  separate  charges for enhanced  death  benefits:
Certain death benefits may be purchased under your Contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If an enhanced death benefit is selected for a Qualified Contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRA's) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The Contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs), resulting in the individual taxation of amounts held in the Contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.


DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Allianz Life believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Investment Options.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7.ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


You can have access to the money in your Contract:

o by making a partial or total surrender;

o by receiving Annuity Payments; or

o when a death benefit is paid to your Beneficiary.

In general, surrenders can only be made during the Accumulation Phase. Under certain circumstances, you can take money out of the Contract during the Payout Phase if you select Annuity Option 2 or 4. (See "Annuity Payments (The Payout Phase)"). If you bought your Contract before June 16, 2000 you can also take money out during the Payout Phase under Annuity Option 6.

When you make a complete surrender you will receive the Contract Value on the day the withdrawal request is received at the Service Center:

o less any applicable contingent deferred sales charge,

o less any premium tax, and

o less any contract maintenance charge.

(See "Expenses" for a discussion of the charges.)

Any partial surrender must be for at least $500. Unless you instruct Allianz Life otherwise, the partial surrender will be made pro-rata from all the Investment Options and the Fixed Account you selected. After you make a partial withdrawal the value of your Contract must be at least $10,000. We reserve the right to treat a request for a withdrawal that will reduce the Contract Value below $10,000 as a request for the full surrender of the Contract.

In the event that there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus amounts first.

Partial surrenders in excess of the Partial Surrender Privilege will reduce unvested bonus amounts by such excess amount's percentage of the Contract Value at the time of the surrender. This percentage is determined by dividing the amount of the partial surrender (including any contingent deferred sales charge) in excess of the Partial Surrender Privilege amount by the Contract Value.

EXAMPLE:
You deposit $100,000 on 5/1/2001
Bonus of $6,000 is also deposited into the Contract by Allianz Life.

On 4/1/2002, the Contract Value is $110,600. On 4/1/2002, the Rewards Value is $116,600.

You request a $50,000 partial surrender. The contingent deferred sales charge is 8.5%; bonus is not vested at all. You get $50,000.

The contingent deferred sales charge is .085 x ($50,000 - $10,000) = $3,400.

Contract Value decreases to $110,600 - $50,000 - $3,400 = $57,200.

Bonus Change = $6,000 x ($53,400 - $10,000)/$110,600 = $2,354.

Rewards Value = Contract Value + ($6,000 - $2,354) = $57,200 + $3,646 = $60,846.


Bonus Remaining = $6,000 - $2,354 = $3,646.

We will pay the amount of any surrender from the Investment Options within seven
(7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY SURRENDER YOU MAKE.

There are limits on surrenders from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you. The minimum amount you can surrender under the program is $500. The Systematic Withdrawal Program is subject to the Partial Surrender Privilege which means that the total systematic surrenders which you can make each year without Allianz Life deducting a contingent deferred sales charge is limited to 10% of your Purchase Payments for that year. This is determined on the last business day prior to the day your request is received. If a Purchase Payment is no longer subject to a contingent deferred sales charge, there is no limit to the amount or percentage which can be taken under this program. All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the surrender will be made the previous business day.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Qualified Contract, you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. Such surrenders will not be subject to a contingent deferred sales charge. Payments may be made monthly, quarterly, or annually unless your Contract is less than $25,000 in which case the payments will only be made annually. If you have elected the Minimum Distribution Program, any additional surrenders in a Contract year which exceed 10% of Purchase Payments when combined with Minimum Distribution surrenders will be subject to any applicable contingent deferred sales charge.

You cannot participate in the Systematic Withdrawal Program and the Minimum Distribution Program at the same time.

SUSPENSION OF PAYMENTS OR TRANSFERS

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or Allianz Life cannot reasonably value the Investment Option shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.



8.PERFORMANCE and ILLUSTRATIONS
--------------------------------------------------------------------------------



Allianz Life periodically advertises performance of the divisions of the Separate Account (also known as sub-accounts). Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the Investment Option expenses. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Investment Options. Bonus amounts will not be reflected in any performance information.

Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the Investment Options may also be advertised; see the Investment Option prospectuses for more information.

Certain Investment Options have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit values, Allianz Life has prepared performance information which can be found in the SAI.

Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Investment Options.

Allianz Life may also provide illustrations to customers. These illustrations may provide hypothetical depictions of either the "pay-in", or accumulation phase, or the "pay-out", or annuitization phase. Illustrations may be based upon historical performance of the Investment Options, as adjusted for certain expenses. (Any adjusted historical performance information will be accompanied by "standardized" performance information.) In the alternative, certain illustrations may be based upon an assumed rate of return not to exceed 12%. As another illustration alternative, we may use the Standard & Poor's 500 Composite Price Index or other recognized investment benchmark to show how values may vary. "Pay-in" and "pay-out" illustration may have various features as follows:

o Pay-in illustrations assume an initial lump sum Purchase Payment and are designed to show how adjusted historical performance or an assumed rate of return would have affected Contract Values, withdrawal values, or the death benefit. Pay-in illustrations may also be designed to show the effect of periodic additional Purchase Payments and withdrawals. Pay-in illustrations based upon adjusted historical performance may assume that monies are allocated to a single Investment Option or to multiple Investment Options. In the event that monies are hypothetically allocated to multiple Investment Options, performance may be shown on a weighted aggregate basis. Dollar cost averaging illustrations, which are based upon adjusted historical performance, would compare the hypothetical effect of a lump sum Purchase Payments into the specified Investment Options, as contrasted with dollar cost averaging into the Investment Options over some period. Pay-in illustrations will reflect the bonus.

o Pay-out illustrations are designed to show the hypothetical effect of annuitizing a Contract, or receiving a stream of periodic payments. These illustrations may depict either a variable annuitization or a fixed annuitization. A variable pay-out illustration would be based upon a combination of adjusted historical performance or on the historical returns of an investment benchmark, an assumed investment return (AIR), and the annuitant's age whereas a fixed pay-out illustration would be based upon the annuitant's age, the pay-out option selected, and the pay-out factor rates currently in effect on the date of the illustration. Variable pay-out illustrations may also show the portion of each pay-out that is subject to income tax and the portion that is non-taxable. Where applicable, a pay-out illustration will show the effect of the Enhanced GMIB or GMDB that is credited to a Contract in the event of certain annuitizations or death benefit payouts. In addition to variable and fixed pay-out illustrations, an illustration may also be prepared showing the effect of required minimum distribution payments from Qualified Contracts.

The values illustrated will be calculated reflecting the deduction of Investment Option expenses for the specific Investment Options selected and mortality and expense risk charges. Contract maintenance charges may or may not be deducted. For assumed rate or investment benchmark pay-in illustrations, where no Investment Options are selected, an arithmetic average of Investment Option expenses will be reflected. The amount of the mortality and expense risk charges will vary, depending upon the Contract features you select. For surrender values, the contingent deferred sales charges are also reflected. Illustrations will not reflect the deduction of any Federal or state income tax or penalties.

The illustrations that are given to customers by Allianz Life are designed to assist customers in understanding how a Contract may function in different scenarios. They are not guarantees or representations as to future performance or any specific rate of return.

More detailed information about customer illustrations is found in Appendix A to the SAI. This information is incorporated herein by reference.


9.DEATH BENEFIT
--------------------------------------------------------------------------------


UPON YOUR DEATH

If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase any benefit will be as provided for in the Annuity Option selected.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PHASE


At the time you purchase the Contract, you select the Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) or the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB). If you do not make a selection, the Traditional GMDB will apply to your Contract. The Traditional and Enhanced GMDB only apply to Contracts owned for the benefit of an individual. THE ENHANCED GMDB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

Contract Owners who purchased the Contract prior to the date when the new Enhanced GMDB became available in their state, may also elect the benefit. You can only make this election within 60 days of notice. Notice will be provided when the Company makes such benefit available to existing Contract Owners. You can make this election by returning and signing an election form. Your charges will increase as set forth in the Fee Table and Section 5 - Expenses. Because of the increased charges, the number of units in your Contract will increase on the effective date of the change so that the Contract Value on that date will remain the same. Once selected, you cannot change it. Both Enhanced GMDBs include the maximum anniversary value, however the new Enhanced GMDB also includes an annual 5% roll up of the Purchase Payments. The new Enhanced GMDB has a higher fee than the fee for the original benefit. Please refer to the applicable endorsements to your Contract for the specific terms and conditions of the death benefits.

TRADITIONAL GMDB - If you select the Traditional GMDB, the amount of the death benefit will be the greater of 1 or 2, less any applicable premium tax.


1. The Contract Value determined as of the end of the business day during which both due proof of death and an election of the payment method have been received at the USAllianz Service Center;


2. The guaranteed minimum death benefit, which is equal to the total of all Purchase Payments you have made reduced proportionately by the percentage of the Contract Value surrendered, including any contingent deferred sales charge assessed.

ENHANCED GMDB - If you select the Enhanced GMDB, the amount of the death benefit will be the greater of 1 or 2, less any applicable premium tax.


1. The Contract Value determined as of the end of the business day during which both due proof of death and an election of the payment method have been received at the USAllianz Service Center;

2. The guaranteed minimum death benefit, as defined below, determined as of the end of the business day during which both due proof of death and election of the payment method have been received at the USAllianz Service Center.


If you purchase the Contract or elect the Enhanced GMDB on or after September 27, 2002, the new Enhanced GMDB, if available in your state, is equal to the greater of A or B below:

A. 5% Annual Increase Amount

     For new issues: the 5% Annual Increase Amount is initially equal to your Purchase Payment.

     For existing Contract Owners electing the benefit after issue: the 5% Annual Increase Amount is initially equal to all Purchase Payments received, reduced by the percentage of any Contract Value you surrender (including any contingent deferred sales charge) for each surrender made.

     On each business day other than a Contract anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day reduced by the percentage of any Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, and increased by any additional Purchase Payments you make.

     On every Contract Anniversary: the 5% Annual Increase Amount is equal to its value on the immediately preceding business day increased by 5% if the Contract Anniversary is prior to your 81st birthday, reduced by the percentage of any Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, increased by any additional Purchase Payments you make.

B. Maximum Anniversary Value

     For new issues: the maximum anniversary value is initially equal to your Purchase Payment.

     For existing Contract Owners electing the benefit after issue: the maximum anniversary value is initially equal to your existing GMDB as defined under the Traditional GMDB (described above) or the Enhanced GMDB (described below). This value is taken as of the effective date of the change.

     Before your 81st birthday and before the date of your death, the maximum anniversary value is equal to the highest Contract Value on the effective date and on a Contract anniversary, increased by subsequent additional Purchase Payments and reduced by the percentage of the Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, since that Contract anniversary.

     After your 81st birthday, the maximum anniversary value is the maximum anniversary value as of the last Contract anniversary prior to you 81st birthday, increased by subsequent additional Purchase Payments and reduced by the percentage of the Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, since that Contract anniversary.

If you purchased the Contract prior to September 27, 2002 or if the new Enhanced GMDB (described above) is not available in your state, the GMDB is equal to the greater of :

The total of all Purchase Payments you have made reduced by the percentage of the Contract Value surrendered (including any contingent deferred sales charge) for each surrender made.

THE MAXIMUM ANNIVERSARY VALUE. Before your 81st birthday and before the date of your death, the maximum anniversary value is equal to the highest Contract Value on the effective date and on a Contract anniversary, increased by subsequent additional Purchase Payments and reduced by the percentage of the Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, since that Contract anniversary.

After your 81st birthday, the maximum anniversary value is the maximum anniversary value as of the last Contract anniversary prior to you 81st birthday, increased by subsequent additional Purchase Payments and reduced by the percentage of the Contract Value you surrender (including any contingent deferred sales charge) for each surrender made, since that Contract anniversary.

THE TRADITIONAL GMDB AND/OR THE ENHANCED GMDB MAY NOT BE AVAILABLE IN YOUR STATE. If they are not available or if the Contract is owned by a non-individual, the death benefit will be the Contract Value (less any premium taxes) determined as of the end of the business day during which Allianz Life receives both due proof of death and an election for the payment method at the USAllianz Service Center.

Please refer to the applicable endorsements to your Contract for the specific terms and conditions of the death benefits.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will be subject to investment risk which will be borne by the Beneficiary.


If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit


In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Joint Owners must be spouses (this requirement may not apply in certain states).

If you have not previously designated a death benefit option, a Beneficiary must request the death benefit be paid under one of the death benefit options below. If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract Value, or if greater, the death benefit value. If a lump sum payment is elected and all the necessary requirements, including any required tax consent from some states, are met, the payment will be made within 7 days. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.

OPTION A: lump sum payment of the death benefit.

OPTION B: the payment of the entire death benefit within 5 years of the date of the Contract Owner's or any Joint Owner's death. Allianz Life will assess the full contract maintenance charge to each Beneficiary on each Contract anniversary.

OPTION C: payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of the Contract Owner's or any Joint Owner's death. The full contract maintenance charge will continue to be assessed to each Beneficiary. Any portion of the death benefit not applied under Option C within one year of the date of the Contract Owner's death must be distributed within five years of the date of death.

If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first became payable by Allianz Life.

If a lump sum payment is requested, the amount will be paid within 7 days of receipt of proof of death and the valid election, including any required governmental forms, unless the Suspension or Deferral of Payments Provision is in effect.

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you will become the Annuitant unless you designate another Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


10.OTHER INFORMATION
--------------------------------------------------------------------------------


ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT

Allianz Life established Allianz Life Variable Account B (Separate Account) under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to the Fixed Account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Allianz Life owns the assets of the Separate Account. We credit gains to or charge losses against the Separate Account without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

DISTRIBUTION

Our wholly-owned subsidiary, USAllianz Investor Services, LLC (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company, organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

Commissions will be paid to broker/dealers who sell the Contracts. Broker/dealers will be paid commissions up to 6% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker/dealer to pay the broker/dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6% of Purchase Payments).

Other compensation options also may be made available. USAllianz may enter into selling agreements with other broker/dealers registered under the Securities Exchange Act of 1934. Under the agreements with those broker/dealers, the commission paid to the broker/dealer on behalf of the registered representative will not exceed those described above; selling firms may retain a portion of commissions. We may pay additional expenses. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker/dealer.

In addition, Allianz Life may also periodically pay certain sellers a commission bonus on aggregate sales for special promotional programs. Commissions may be recovered from a broker/dealer if a withdrawal occurs within 12 months of a Purchase Payment.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

Allianz Life may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz or an affiliate. Call (800) 542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Insurance Company .............................  2

Experts .......................................  2

Legal Opinions ................................  2

Distributor....................................  2

Reduction or Elimination of the
    Contingent Deferred Sales Charge ..........  2

Calculation of Performance Data................  3

Illustrations.................................. 10

Federal Tax Status............................. 11

Annuity Provisions ............................ 17

Financial Statements .......................... 18

Appendix A - Illustrations..................... 19

--------------------------------------------------------------------------------
PRIVACY NOTICE

WE CARE ABOUT YOUR PRIVACY!

In compliance with Gramm-Leach-Bliley (GLB), this notice describes the privacy policy and practices followed by Allianz Life Insurance Company of North America, and their affiliated companies (herein referred to as "Allianz").

Your privacy is a high priority for us and it will be treated with the highest degree of confidentiality. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. However, we want to emphasize that we are committed to maintaining the privacy of this information in accordance with law. All individuals with access to personal information about our customers are required to follow this policy.

NON-PUBLIC INFORMATION COLLECTED.

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

NON-PUBLIC INFORMATION DISCLOSED.

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz insurance products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

CONFIDENTIALITY AND SECURITY OF YOUR NON-PUBLIC PERSONAL INFORMATION.

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

o If we become aware that an item of personal information may be materially inaccurate, we will make reasonable effort to re-verify its accuracy and correct any error as appropriate.


INFORMATION ABOUT FORMER CUSTOMERS.

Non-public information about our former customers is maintained by Allianz on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

FURTHER INFORMATION.

o You have a right to access and request correction of your personal information that is recorded with Allianz.

o Information obtained from a report prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

*You are entitled to receive, upon request to Allianz, a record of any subsequent disclosures of medical record information made by Allianz including the following:

     1. the name, address and institutional affiliation, if any, of each person receiving or examining the medical information during the preceding three years prior to your receipt of this privacy notice;

     2.   the date of the receipt or examination; and

     3.   to the extent practicable, a description of the information disclosed.

         *FOR MONTANA RESIDENTS ONLY

If you have any questions about our privacy policy, please write, call, or email:
Allianz Life Insurance Company of North America
PO Box 1344, Minneapolis, MN  55440-1344
800/328-5600, www.allianzlife.com

APPENDIX A - Examples
--------------------------------------------------------------------------------


o The Contract is purchased with an initial Purchase Payment of $100,000 on January 1, 2002.

o A partial surrender of $20,000 (including contingent deferred sales charge) is taken in the 10th Contract year when the Contract Value (prior to the surrender) is $160,000.

o There are no additional Purchase Payments or surrenders. o The maximum anniversary value is $180,000 on the 9th anniversary.

o    The Contract Value on the 10th anniversary is $140,000.

EXAMPLE FOR THE TRADITIONAL GMDB:

On the 10th Contract anniversary, the death benefit is equal to the greater of:

     1) Purchase Payments Paid
         Purchase Payment made on January 1, 2002      $100,000
         Partial surrender adjustment                  x [1 - (20,000/160,000)]
         Equals:                                       $87,500

     2) Contract Value
          Equals:                                      $140,000

Therefore, the death benefit for the Traditional GMDB is equal to $140,000.

EXAMPLE FOR THE ENHANCED GMDB (PRIOR TO SEPTEMBER 27, 2002):

On the 10th Contract anniversary, the death benefit is equal to the greater of:

     1) Purchase Payments Paid
         Purchase Payment made on January 1, 2002    $100,000
         Partial surrender adjustment                x [1 - (20,000/160,000)]
         Equals:                                     $87,500

     2)  Maximum anniversary value
          Maximum on 9th Anniversary                 $180,000
          Partial surrender adjustment               x [1 - (20,000/160,000)]
          Equals                                     $157,500
          Maximum on 10th Anniversary                MAX [$157,500 , $140,000]
          Equals                                     $157,500

Therefore, the death benefit for the Enhanced GMDB (prior to September 27, 2002) is equal to $157,500.

EXAMPLE FOR THE NEW ENHANCED GMDB (AFTER SEPTEMBER 27, 2002):

On the 10th Contract anniversary, the death benefit is equal to the greater of:

   1) 5% Annual Increase Amount
       Purchase Payment made on January 1, 2002        $100,000
       5% Accumulation factor to the 9th Anniversary   x [(1.05)9]
       Equals:                                         $155,132.82
       Partial surrender Adjustment              x [1 - (20,000/160,000)]
       Equals:                                         $135,741.22
       5% Accumulation factor to the 10th Anniversary  x1.05
       Equals:                                         $142,528.28


   2) Maximum anniversary value
        Maximum on 9th Anniversary                     $180,000
        Partial surrender adjustment                   x [1 - (20,000/160,000)]
        Equals                                         $157,500
        Maximum on 10th Anniversary                    MAX [$157,500 , $140,000]
        Equals                                         $157,500

Therefore, the death benefit for the Enhanced GMDB (after September 27, 2002) is equal to $157,500.

EXAMPLE FOR THE ENHANCED GMIB:
-----------------------------

On the 10th Contract anniversary, the Enhanced GMIB value is equal to the greater of:

    1) 5% Annual Increase Amount
        Purchase Payment made on January 1, 2002        $100,000
        5% Accumulation factor to the 9th Anniversary   x [(1.05)9]
        Equals:                                         $155,132.82
        Partial surrender Adjustment              x [1 - (20,000/160,000)]
        Equals:                                         $135,741.22
        5% Accumulation factor to the 10th Anniversary  x1.05
        Equals:                                         $142,528.28

        5% Annual Increase Maximum Amount
        2 times Purchase Payments Made                 $200,000
        Partial surrender Adjustment          x [1 - (20,000/160,000)]
        Equals:                                        $175,000

    Therefore the 5% Annual Increase Maximum Amount has not been reached.

    2) Maximum anniversary value
         Maximum on 9th Anniversary                    $180,000
         Partial surrender adjustment                  x [1 - (20,000/160,000)]
         Equals                                        $157,500
         Maximum on 10th Anniversary                   MAX [$157,500 , $140,000]
         Equals                                        $157,500

Therefore, the Enhanced GMIB value (after September 27, 2002) is equal to $157,500.


--------------------------------------------------------------------------------

APPENDIX B - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------



The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the periods indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.


(NUMBER OF UNITS IN THOUSANDS)       YEAR OR PERIOD ENDED DECEMBER 31, 2001  PERIOD FROM INCEPTION (02/01/2000) TO DECEMBER 31, 2000

                                       TRADITIONAL DEATH       ENHANCED DEATH               TRADITIONAL DEATH       ENHANCED DEATH
INVESTMENT OPTIONS:                         BENEFIT                BENEFIT                       BENEFIT                BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
USAZ ALLIANCE CAPITAL GROWTH AND INCOME
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.439                $10.435                            NA                    NA
Number of units outstanding at end of period    18                     10                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
USAZ ALLIANCE CAPITAL LARGE CAP GROWTH
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.522                $10.518                            NA                    NA
Number of units outstanding at end of period    33                     11                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
USAZ ALLIANCE CAPITAL TECHNOLOGY
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.741                $10.738                            NA                    NA
Number of units outstanding at end of period     6                      1                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
DAVIS VA FINANCIAL
Unit value at beginning of period          $13.289                $13.265                            NA                    NA
Unit value at end of period                $11.714                $11.669                       $13.289               $13.265
Number of units outstanding at end of period   192                    134                            90                    76
------------------------------------------------------------------------------------------------------------------------------------
DAVIS VA VALUE
Unit value at beginning of period          $10.894                $10.874                            NA                    NA
Unit value at end of period                 $9.601                 $9.565                       $10.894               $10.874
Number of units outstanding at end of period   441                    227                           130                    68
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $17.294                $16.857                            NA                    NA
Number of units outstanding at end of period     0                      1                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN GROWTH AND INCOME SECURITIES
Unit value at beginning of period          $30.892                $30.769                            NA                    NA
Unit value at end of period                $29.692                $29.515                       $30.892               $30.769
Number of units outstanding at end of period    76                     62                            15                    10
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN HIGH INCOME
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $17.756                $17.308                            NA                    NA
Number of units outstanding at end of period     0                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $27.495                $26.801                            NA                    NA
Number of units outstanding at end of period     6                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $18.045                $17.841                            NA                    NA
Number of units outstanding at end of period     6                      4                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $28.527                $27.807                            NA                    NA
Number of units outstanding at end of period     7                      5                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
Unit value at beginning of period          $22.634                $22.545                            NA                    NA
Unit value at end of period                $25.282               $25.131                        $22.634               $22.545
------------------------------------------------------------------------------------------------------------------------------------
Number of units outstanding at end of period   135                     90                             9                     5
FRANKLIN SMALL CAP
Unit value at beginning of period          $23.833                $23.739                            NA                    NA
Unit value at end of period                $19.867                $19.748                       $23.833               $23.739
Number of units outstanding at end of period   143                     73                            96                    21
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.576                $10.498                            NA                    NA
Number of units outstanding at end of period    19                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. GOVERNMENT
Unit value at beginning of period          $20.771                $20.689                            NA                    NA
Unit value at end of period                $21.935                $21.804                       $20.771               $20.689
Number of units outstanding at end of period   243                    113                            64                    19
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON 2005
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $26.797                $26.121                            NA                    NA
Number of units outstanding at end of period     1                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON 2010
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $28.536                $27.816                            NA                    NA
Number of units outstanding at end of period     2                      0                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period          $14.864                $14.806                            NA                    NA
Unit value at end of period                $14.654                $14.567                       $14.864               $14.806
Number of units outstanding at end of period   100                     41                            13                     3
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES
Unit value at beginning of period          $14.812                $14.754                            NA                    NA
Unit value at end of period                $15.594                $15.502                       $14.812               $14.754
Number of units outstanding at end of period   240                    164                             5                     4
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
Unit value at beginning of period           $8.489                 $8.455                            NA                    NA
Unit value at end of period                 $7.675                 $7.629                        $8.489                $8.455
Number of units outstanding at end of period    33                     29                            11                    NA
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $17.329                $16.990                            NA                    NA
Number of units outstanding at end of period     4                      1                            NA                    NA
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES
Unit value at beginning of period          $19.584                $19.507                            NA                    NA
Unit value at end of period                $19.009                $18.896                       $19.584               $19.507
Number of units outstanding at end of period    64                     49                             6                     8
------------------------------------------------------------------------------------------------------------------------------------
USAZ TEMPLETON DEVELOPED MARKETS FUND
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.223                $10.219                            NA                    NA
Number of units outstanding at end of period     0                      0                            NA                    NA
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SP JENNISON INTERNATIONAL GROWTH
Unit value at beginning of period           $8.484                 $8.484                            NA                    NA
Unit value at end of period                 $5.347                 $5.336                        $8.484                $8.484
Number of units outstanding at end of period    41                      2                            NA                    NA
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SP STRATEGIC PARTNERS FOCUSED GROWTH
Unit value at beginning of period           $7.948                 $7.947                            NA                    NA
Unit value at end of period                 $6.588                 $6.574                        $7.948                $7.947
Number of units outstanding at end of period    30                     53                            NA                    NA
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OPPENHEIMER GLOBAL SECURITIES
Unit value at beginning of period           $8.945                 $8.929                            NA                    NA
Unit value at end of period                 $8.959                 $8.924                        $8.945                $8.929
Number of units outstanding at end of period   311                    124                           207                    41
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OPPENHEIMER HIGH INCOME
Unit value at beginning of period           $8.542                 $8.527                            NA                    NA
Unit value at end of period                 $9.536                 $9.500                        $8.542                $8.527
Number of units outstanding at end of period   157                     63                            79                     6
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OPPENHEIMER MAIN STREET GROWTH & INCOME
Unit value at beginning of period           $8.893                 $8.877                            NA                    NA
Unit value at end of period                 $8.305                 $8.273                        $8.893                $8.877
Number of units outstanding at end of period   462                    473                           284                   170
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PIMCO VIT HIGH YIELD
Unit value at beginning of period           $9.460                 $9.442                            NA                    NA
Unit value at end of period                 $9.535                 $9.498                        $9.460                $9.442
Number of units outstanding at end of period    77                     46                            14                     2
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PIMCO VIT STOCKSPLUS GROWTH AND INCOME
Unit value at beginning of period           $8.809                 $8.793                            NA                    NA
Unit value at end of period                 $8.227                 $8.195                        $8.809                $8.793
Number of units outstanding at end of period   127                     79                            50                    18
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PIMCO VIT TOTAL RETURN
Unit value at beginning of period          $10.652                $10.632                            NA                    NA
Unit value at end of period                $11.358                $11.314                       $10.652               $10.632
Number of units outstanding at end of period   568                    310                           117                     3
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USAZ PIMCO GROWTH AND INCOME
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.136                $10.133                            NA                    NA
Number of units outstanding at end of period     4                      0                            NA                    NA
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USAZ PIMCO RENAISSANCE
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.991                $10.987                            NA                    NA
Number of units outstanding at end of period    31                     27                            NA                    NA
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USAZ PIMCO VALUE
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                $10.934                $10.930                            NA                    NA
Number of units outstanding at end of period     2                      5                            NA                    NA
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SELIGMAN SMALL-CAP VALUE
Unit value at beginning of period          $13.641                $13.616                            NA                    NA
Unit value at end of period                $16.572                $16.509                       $13.641               $13.616
Number of units outstanding at end of period   328                    149                            76                    16
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USAZ MONEY MARKET
Unit value at beginning of period          $10.349                $10.330                            NA                    NA
Unit value at end of period                $10.529                $10.489                       $10.349               $10.330
Number of units outstanding at end of period  1514                    790                           922                    55
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USAZ VAN KAMPEN AGGRESSIVE GROWTH
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                 $8.011                 $8.000                            NA                    NA
Number of units outstanding at end of period    39                     21                            NA                    NA
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USAZ VAN KAMPEN COMSTOCK
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                 $9.315                 $9.302                            NA                    NA
Number of units outstanding at end of period   161                    446                            NA                    NA
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USAZ VAN KAMPEN EMERGING GROWTH
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                 $9.118                 $9.106                            NA                    NA
Number of units outstanding at end of period   102                     69                            NA                    NA
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USAZ VAN KAMPEN GROWTH AND INCOME
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                 $9.651                 $9.638                            NA                    NA
Number of units outstanding at end of period   138                    743                            NA                    NA
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USAZ VAN KAMPEN GROWTH
Unit value at beginning of period               NA                     NA                            NA                    NA
Unit value at end of period                 $9.504                 $9.491                            NA                    NA
Number of units outstanding at end of period    37                    335                            NA                    NA
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
The USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund, USAZ AIM International Equity Fund, Dreyfus Small Cap Stock Index Fund, Dreyfus Stock Index Fund, Jennison 20/20 Focus Portfolio and the USAZ Oppenheimer Emerging Growth Fund commenced operations under this Contract as of May 1, 2002, therefore no Accumulation Units are shown for these Investment Options.


The table above does not reflect unit values under the Enhanced GMIB or GMDB because they did not become available under this Contract as of the date of this prospectus.